UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Brazil — 10.8%
All America Latina Logistica SA	964,053	$3,912,713
Banco Bradesco SA (Preference)	478,294	8,215,678
Cia Energetica de Minas Gerais
(Preference)	438,996	4,845,567
Gerdau SA (Preference)	586,531	5,136,264
Lojas Americanas SA (Preference)	1,044,431	9,350,144
Lojas Renner SA	369,073	14,375,371
Petroleo Brasileiro SA (Preference)	731,359	6,972,468
Vale SA ADR	175,673	3,682,106
Vale SA (Preference)	199,675	3,985,698
		60,476,009

South Africa — 9.5%
Aveng Ltd.	1,341,917	4,853,220
Foschini Group Ltd.	674,705	11,263,688
Impala Platinum Holdings Ltd.	374,734	7,494,355
JD Group Ltd.	640,522	3,399,999
Massmart Holdings Ltd.	176,534	4,002,491
MTN Group Ltd.	375,718	7,908,384
Woolworths Holdings Ltd.	1,700,641	14,315,522
		53,237,659

India — 7.7%
Bharat Forge Ltd.*	910,516	4,219,914
Bharat Heavy Electricals Ltd.	1,005,522	4,249,743
Bharti Airtel Ltd.*	1,417,968	8,266,123
ITC Ltd.	1,851,293	9,748,624
Mahindra & Mahindra Ltd.	377,366	6,480,629
Oil & Natural Gas Corp. Ltd.*	1,119,270	5,517,118
Reliance Industries Ltd.	270,888	4,194,264
Reliance Industries Ltd. GDR, 144a	13,790	420,871
		43,097,286

Mexico — 6.6%
America Movil SAB de CV, Series L ADR	246,244	5,698,086
Fomento Economico Mexicano SAB de
CV ADR	60,143	6,056,400
Grupo Financiero Banorte SAB de CV -
Class O	1,413,320	9,126,341
Kimberly-Clark de Mexico SAB de CV -
Class A	3,315,697	8,516,060
Wal-Mart de Mexico SAB de CV - Class A	2,419,159	7,893,993
		37,290,880

Cayman Islands — 6.1%
ASM Pacific Technology Ltd.†	1,043,181	12,807,207
Daphne International Holdings Ltd.	8,945,845	12,453,919
Tingyi Cayman Islands Holding Corp.	3,120,710	8,780,014
		34,041,140

Thailand — 5.9%
Kasikornbank PCL	1,934,116	12,294,688
PTT Exploration & Production PCL	1,257,270	6,781,847
Siam Cement PCL	249,514	3,821,252
Siam Cement PCL (Non- Voting)	314,325	4,536,503
Thai Oil PCL	2,459,723	5,489,971
		32,924,261

Hong Kong — 5.5%
China Overseas Land & Investment Ltd.	3,628,961	11,033,601
CNOOC Ltd.	3,975,677	8,758,468
Wharf Holdings Ltd.	1,403,827	11,188,113
		30,980,182

Bermuda — 5.4%
Credicorp Ltd.	67,501	9,892,947
First Pacific Co. Ltd.	8,569,067	9,462,945
VTech Holdings Ltd.†	982,652	11,090,887
		30,446,779

China — 5.4%
China BlueChemical Ltd.	8,780,368	5,989,613
Industrial & Commercial Bank of China -
Class H	13,984,361	10,093,588
PetroChina Co. Ltd. - Class H	4,032,945	5,818,196
Weichai Power Co. Ltd. - Class H†	1,846,779	8,346,932
		30,248,329

Turkey — 5.0%
Akbank TAS	1,111,780	5,516,612
Trakya Cam Sanayi AS*	4,573,846	6,255,655
Tupras Turkiye Petrol Rafine	232,112	6,739,469
Turkcell Iletisim Hizmetleri AS*	970,474	6,306,256
Turkiye Garanti Bankasi AS	587,982	3,068,931
		27,886,923

Taiwan — 4.8%
Giant Manufacturing Co. Ltd.	1,694,730	9,755,569
Taiwan Semiconductor Manufacturing
Co. Ltd.	3,513,455	11,751,841
Tripod Technology Corp.	2,512,208	5,431,200
		26,938,610

Korea — 4.7%
BS Financial Group, Inc.	526,127	6,523,719
POSCO	9,214	3,018,418
Samsung Electronics Co. Ltd.	8,704	12,505,906
Shinhan Financial Group Co. Ltd.	119,266	4,364,840
		26,412,883

United Kingdom — 3.3%
Fresnillo PLC	308,462	9,461,054
SABMiller PLC	202,002	9,375,186
		18,836,240

Indonesia — 3.2%
Bank Mandiri Persero Tbk PT	10,837,802	9,154,844
Telekomunikasi Indonesia Tbk PT	9,324,970	8,789,039
		17,943,883

Malaysia — 2.4%
British American Tobacco Malaysia Bhd	366,403	7,456,464

1

Touchstone Emerging Markets Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 98.5% (Continued)

Malaysia — (Continued)
CIMB Group Holdings Bhd	2,417,993	$6,052,531
		13,508,995

Canada — 1.9%
Eldorado Gold Corp.	462,012	5,945,263
Yamana Gold, Inc.	274,553	4,722,632
		10,667,895

Luxembourg — 1.7%
Tenaris SA ADR†	228,428	9,575,702

Jersey — 1.6%
Randgold Resources Ltd. ADR	90,064	8,938,852

Singapore — 1.4%
Keppel Land Ltd.	2,272,189	7,610,151

Chile — 1.2%
Enersis SA	18,414,007	6,762,508

South Korea — 1.2%
Hankook Tire Co. Ltd.*	153,510	6,739,341

Czech Republic — 1.1%
CEZ AS*	175,878	6,291,833

Peru — 1.0%
Cia de Minas Buenaventura SA ADR	163,241	5,868,514

Israel — 1.0%
Teva Pharmaceutical Industries Ltd. ADR	154,096	5,753,945

United States — 0.1%
Southern Copper Corp.	9,825	371,974
Total Common Stocks		$552,850,774

Investment Funds — 5.2%
Invesco Government & Agency
Portfolio**	24,575,190	24,575,190
Touchstone Institutional Money Market
Fund^	4,603,821	4,603,821
Total Investment Funds		$29,179,011

Total Investment Securities —103.7%
(Cost $548,342,548)		$582,029,785

Liabilities in Excess of Other Assets — (3.7%)		(20,640,660)

Net Assets — 100.0%		$561,389,125

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $23,922,633.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $420,871 or 0.07% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

2

Touchstone Emerging Markets Equity Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
Brazil	$60,476,009	$—	$—	$60,476,009
South Africa	8,253,219	44,984,440	—	53,237,659
India	420,871	42,676,415	—	43,097,286
Mexico	37,290,880	—	—	37,290,880
Cayman Islands	—	34,041,140	—	34,041,140
Thailand	—	32,924,261	—	32,924,261
Hong Kong	—	30,980,182	—	30,980,182
Bermuda	9,892,947	20,553,832	—	30,446,779
China	—	30,248,329	—	30,248,329
Turkey	—	27,886,923	—	27,886,923
Taiwan	—	26,938,610	—	26,938,610
Korea	—	26,412,883	—	26,412,883
United Kingdom	—	18,836,240	—	18,836,240
Indonesia	—	17,943,883	—	17,943,883
Malaysia	—	13,508,995	—	13,508,995
Canada	10,667,895	—	—	10,667,895
Luxembourg	9,575,702	—	—	9,575,702
Jersey	8,938,852	—	—	8,938,852
Singapore	—	7,610,151	—	7,610,151
Chile	6,762,508	—	—	6,762,508
South Korea	6,739,341	—	—	6,739,341
Czech Republic	6,291,833	—	—	6,291,833
Peru	5,868,514	—	—	5,868,514
Israel	5,753,945	—	—	5,753,945
United States	371,974	—	—	371,974
Investment Funds	29,179,011	—	—	29,179,011
				$582,029,785

At December 31, 2012 securities valued at $334,613,761 were transferred from Level 1 to Level 2 pursuant to the Fund's fair valuation policy.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period ended December 31, 2012:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
	South
Assets	Korea	Total

Beginning balance	$7,297,728	$7,297,728
Net change in unrealized
depreciation	(29,536)	(29,536)
Net transfers out of Level 3	(7,268,192	(7,268,192)

Ending balance	$—	$—

% of Net
Industry Allocation	Assets

Financials	22.0%
Consumer Discretionary	16.5%
Materials	13.0%
Consumer Staples	11.0%
Energy	10.7%
Information Technology	9.6%
Telecommunication Services	6.6%
Industrials	4.9%
Utilities	3.2%
Health Care	1.0%
Investment Funds	5.2%
Other Assets/Liabilities (Net)	(3.7)%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

3

Portfolio of Investments

Touchstone Focused Equity Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.1%
Financials — 18.8%
Allstate Corp. (The)	113,840	$4,572,953
Bank of America Corp.	599,353	6,952,495
Bank of New York Mellon Corp. (The)	178,072	4,576,450
Goldman Sachs Group, Inc. (The)	48,964	6,245,848
		22,347,746

Industrials — 14.4%
Alliant Techsystems, Inc.	85,106	5,273,168
Esterline Technologies Corp.*	42,138	2,680,398
Kennametal, Inc.	33,240	1,329,600
Oshkosh Corp.*	104,672	3,103,525
Universal Forest Products, Inc.	122,029	4,641,983
		17,028,674

Information Technology — 14.0%
Adobe Systems, Inc.*	68,043	2,563,860
Apple, Inc.	7,756	4,134,181
Arrow Electronics, Inc.*	61,881	2,356,428
Google, Inc. - Class A*	6,384	4,528,618
Hewlett-Packard Co.	81,552	1,162,116
Microsoft Corp.	68,915	1,842,098
		16,587,301

Consumer Discretionary — 13.5%
Carnival Corp.	92,403	3,397,658
International Speedway Corp. - Class A	78,354	2,164,137
Lowe's Cos., Inc.	58,110	2,064,067
Royal Caribbean Cruises Ltd.	76,550	2,602,700
Sotheby's	35,979	1,209,614
Speedway Motorsports, Inc.	107,726	1,921,832
Time Warner Cable, Inc.	27,323	2,655,522
		16,015,530

Energy — 10.2%
Devon Energy Corp.	49,703	2,586,544
Exxon Mobil Corp.	30,112	2,606,194
Halliburton Co.	56,894	1,973,653
National Oilwell Varco, Inc.	34,857	2,382,476
World Fuel Services Corp.	63,086	2,597,251
		12,146,118

Consumer Staples — 10.2%
Energizer Holdings, Inc.	15,273	1,221,535
Mondelez International, Inc. - Class A	186,216	4,742,921
Sysco Corp.	134,235	4,249,880
Tesco PLC ADR	110,898	1,838,689
		12,053,025

Health Care — 7.2%
Owens & Minor, Inc.†	135,380	3,859,684
WellPoint, Inc.	77,237	4,705,278
		8,564,962

Telecommunication Services — 6.8%
France Telecom SA ADR†	249,166	2,753,284
KDDI Corp. ADR	303,735	5,351,811
		8,105,095
Total Common Stocks		$112,848,451

Investment Funds — 9.4%
Invesco Government & Agency
Portfolio**	5,257,537	5,257,537
Touchstone Institutional Money Market
Fund^	5,852,363	5,852,363
Total Investment Funds		$11,109,900

Total Investment Securities —104.5%
(Cost $120,832,923)		$123,958,351

Liabilities in Excess of Other Assets — (4.5%)		(5,379,258)

Net Assets — 100.0%		$118,579,093

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $5,228,306.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$112,848,451	$—	$—	$112,848,451
Investment
Funds	11,109,900	—	—	11,109,900

				$123,958,351

See accompanying Notes to Portfolio of Investments.

4

Portfolio of Investments

Touchstone Global Equity Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%
United States — 28.1%
AGCO Corp.*	12,028	$590,815
Bristol-Myers Squibb Co.	27,560	898,180
Celgene Corp.*	6,465	508,925
DreamWorks Animation SKG, Inc.- Class
A†*	22,533	373,372
Medtronic, Inc.	15,993	656,033
Mosaic Co. (The)	11,988	678,880
Pentair, Inc.	15,268	750,422
Pfizer, Inc.	33,097	830,073
SHFL Entertainment, Inc.*	35,807	519,202
Southwestern Energy Co.*	15,611	521,564
Ultra Petroleum Corp.†*	24,153	437,894
Wolverine World Wide, Inc.	8,976	367,836
		7,133,196

United Kingdom — 10.9%
BG Group PLC	30,327	505,851
Cairn Energy PLC	114,957	501,997
Fresnillo PLC	26,513	813,199
Rexam PLC	77,490	554,459
Smith & Nephew PLC	36,316	401,435
		2,776,941

Japan — 8.5%
Japan Exchange Group, Inc.†	10,600	527,463
Mitsubishi Estate Co. Ltd.	28,500	682,310
Otsuka Corp.	4,500	340,473
SBI Holdings, Inc.	68,620	613,415
		2,163,661

France — 7.7%
Nexans SA	10,629	475,652
Saft Groupe SA	15,927	374,825
Sanofi	11,575	1,097,662
		1,948,139

China — 7.6%
Lonza Group AG	16,786	909,569
Syngenta AG	1,259	508,619
Tyco International Ltd.	18,075	528,694
		1,946,882

Canada — 6.9%
Aimia, Inc.	33,700	503,789
Goldcorp, Inc.	17,465	640,966
Yamana Gold, Inc.	35,044	603,107
		1,747,862

Taiwan — 5.4%
Far EasTone Telecommunications Co.
Ltd.	266,000	679,199
Giant Manufacturing Co. Ltd.	121,000	696,526
		1,375,725

Denmark — 2.8%
Carlsberg A/S- Class B	7,310	720,155

Hong Kong — 2.7%
Hutchison Telecommunications Hong
Kong Holdings Ltd.	1,470,000	$680,119

Netherlands — 2.6%
Koninklijke Ahold N.V.	48,601	651,695

Norway — 2.5%
Yara International ASA	12,875	641,930

Sweden — 2.1%
Investment AB Kinnevik- Class B	25,818	540,046

Singapore — 2.1%
SembCorp Marine Ltd.	140,000	534,828

Israel — 2.1%
Check Point Software Technologies Ltd.
(Israel)*	11,119	529,709

Germany — 1.7%
Gerry Weber International AG	8,807	426,577

Mexico — 1.6%
Alpek SA DE CV	150,000	404,988

Cambodia — 1.2%
NagaCorp Ltd.	488,637	298,531

Australia — 0.7%
Australian Agricultural Co. Ltd.*	145,720	177,547
Total Common Stocks		$24,698,531

Investment Funds — 5.2%
Invesco Government & Agency
Portfolio**	1,193,095	1,193,095
Touchstone Institutional Money Market
Fund^	124,095	124,095
Total Investment Funds		$1,317,190

Total Investment Securities —102.4%
(Cost $25,447,226)		$26,015,721

Liabilities in Excess of Other Assets — (2.4%)		(603,415)

Net Assets — 100.0%		$25,412,306

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $806,600.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	AffiliatedFund.

5

Touchstone Global Equity Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$10,344,449	$14,354,082	$—	$24,698,531
Investment
Funds	1,317,190	—	—	1,317,190
				$26,015,721

At December 31,2012 securities valued at $2,018,025 were transferred from Level 1 to Level 2 pursuant to Fund's fair valuation policy.

See accompanying Notes to Portfolio of Investments.

6

Portfolio of Investments

Touchstone Global Real Estate Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 93.6%
United States — 44.6%
Acadia Realty Trust REIT	8,750	$219,449
Apartment Investment & Management
Co. REIT	15,010	406,171
AvalonBay Communities, Inc. REIT	2,510	340,331
Boston Properties, Inc. REIT	4,735	501,010
Camden Property Trust REIT	6,570	448,140
CubeSmart REIT	24,220	352,885
DDR Corp. REIT	15,660	245,236
Digital Realty Trust, Inc. REIT	6,600	448,073
Douglas Emmett, Inc. REIT	8,720	203,175
Extra Space Storage, Inc. REIT	21,810	793,666
First Industrial Realty Trust, Inc. REIT*	9,070	127,706
General Growth Properties, Inc. REIT	32,260	640,361
HCP, Inc. REIT	10,350	467,613
Host Hotels & Resorts, Inc. REIT	30,883	483,937
Hudson Pacific Properties, Inc. REIT	8,570	180,484
Post Properties, Inc. REIT	5,580	278,721
ProLogis, Inc. REIT	9,708	354,245
Public Storage REIT	2,555	370,373
Ramco-Gershenson Properties Trust
REIT	10,050	133,766
Simon Property Group, Inc. REIT	8,406	1,328,905
SL Green Realty Corp. REIT	8,790	673,754
Starwood Hotels & Resorts Worldwide,
Inc.	2,990	171,506
Strategic Hotels & Resorts, Inc. REIT*	27,270	174,527
Sunstone Hotel Investors, Inc. REIT*	21,020	225,124
Taubman Centers, Inc. REIT	2,850	224,351
Ventas, Inc. REIT	10,562	683,573
Weyerhaeuser Co. REIT	10,490	291,832
		10,768,914

Japan — 10.2%
Daiwa House REIT Investment Corp.*	41	259,814
Frontier Real Estate Investment Corp.
REIT	14	122,076
Kenedix Realty Investment Corp. REIT	39	135,956
Mitsubishi Estate Co. Ltd.	39,600	948,052
Mitsui Fudosan Co. Ltd.	33,650	823,183
United Urban Investment Corp. REIT	150	172,392
		2,461,473

Hong Kong — 9.0%
Cheung Kong Holdings Ltd.	18,100	281,625
Hang Lung Properties Ltd.	125,200	503,857
Link REIT (The)	54,300	271,940
Sun Hung Kai Properties Ltd.	45,380	688,199
Wharf Holdings Ltd.	33,199	264,587
Yuexiu Real Estate Investment Trust REIT	324,000	154,932
		2,165,140

Singapore — 7.2%
Ascendas Real Estate Investment Trust
REIT	101,800	199,215
CapitaLand Ltd.	129,300	398,000
CapitaMall Trust REIT	181,000	318,066
First Real Estate Investment Trust REIT	187,000	162,884
Global Logistic Properties Ltd.	73,250	169,406
Keppel Land Ltd.	67,000	224,400
Suntec Real Estate Investment Trust REIT	186,000	256,260
		1,728,231

Australia — 5.5%
Goodman Group REIT	39,136	178,326
GPT Group REIT	61,300	235,956
Stockland REIT	65,300	241,449
Westfield Group REIT	60,620	669,481
		1,325,212

United Kingdom — 5.5%
British Land Co. PLC REIT	39,052	360,789
Derwent London PLC REIT	8,180	283,109
Development Securities PLC	12,980	30,474
Great Portland Estates PLC REIT	20,380	163,858
Hammerson PLC REIT	21,640	173,526
Land Securities Group PLC REIT	22,840	304,710
		1,316,466

France — 4.0%
Klepierre REIT	5,469	218,593
Unibail-Rodamco SE REIT	3,110	754,189
		972,782

Canada — 2.9%
Canadian Apartment Properties REIT†	11,740	293,884
Canadian Real Estate Investment Trust
REIT	5,047	220,004
Morguard Real Estate Investment Trust
REIT	9,824	180,540
		694,428

Germany — 1.2%
Alstria Office REIT-AG	24,035	293,490

Cayman Islands — 1.1%
Longfor Properties Co. Ltd.	138,500	275,375

Netherlands — 1.1%
Corio NV REIT	2,429	111,385
Eurocommercial Properties NV REIT	1,845	74,159
Vastned Retail NV REIT	1,689	73,739
		259,283

Sweden — 0.7%
Hufvudstaden AB - Class A	12,990	164,515

Bermuda — 0.6%
Hongkong Land Holdings Ltd.	19,065	134,654
Total Common Stocks		$22,559,963

Investment Funds — 1.7%
Invesco Government & Agency
Portfolio**	322,857	322,857

7

Touchstone Global Real Estate Fund (Continued)

		Market
	Shares	Value

Investment Funds — 1.7% (Continued)
Touchstone Institutional Money Market
Fund^	88,668	$88,668
Total Investment Funds		$411,525

Total Investment Securities —95.3%
(Cost $21,399,144)		$22,971,488

Other Assets in Excess of Liabilities — 4.7%		1,144,391

Net Assets — 100.0%		$24,115,879

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $293,884.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$12,016,646	$10,543,317	$—	$22,559,963
Investment
Funds	411,525	—	—	411,525
				$22,971,488

At December 31, 2012 securities valued at $2,383,156 were transferred from Level 1 to Level 2 pursuant to the Fund's fair valuation policy.

See accompanying Notes to Portfolio of Investments.

8

Portfolio of Investments

Touchstone International Fixed Income Fund – December 31, 2012 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 46.9%

	Financials — 40.1%
$70,000,000	Asian Development Bank MTN (JPY),
	2.350%, 6/21/27	$914,216
300,000	Asian Development Bank MTN (NOK),
	2.000%, 8/29/17	53,956
200,000	Barclays Bank PLC, 5.200%, 7/10/14	212,190
41,000,000	Bayerische Landesbank (JPY),
	1.400%, 4/22/13	474,549
200,000	Danske Bank A/S, 144A,
	3.875%, 4/14/16	211,844
200,000	Derwent London Capital Jersey Ltd.
	(GBP), 2.750%, 7/15/16	365,990
400,000	Dexia Credit Local SA (GBP),
	0.916%, 4/1/14(B)	639,861
50,000,000	Dexia Municipal Agency SA (JPY),
	1.800%, 5/9/17	573,434
38,000,000	Eksportfinans ASA (JPY),
	1.600%, 3/20/14	423,109
450,000	European Financial Stability Facility
	(EUR), 2.750%, 7/18/16	639,783
150,000	European Investment Bank (GBP),
	6.000%, 12/7/28	330,220
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26	483,169
50,000,000	European Investment Bank (JPY),
	2.150%, 1/18/27	616,609
500,000	European Union (EUR),
	2.750%, 9/21/21	727,698
85,000	European Union (EUR), 3.500%, 6/4/21	130,425
300,000	German Postal Pensions Securitisation
	PLC (EUR), 3.375%, 1/18/16	429,205
200,000	ING Bank N.V., 144A, 3.750%, 3/7/17	212,554
300,000	Kreditanstalt fuer Wiederaufbau (EUR),
	1.500%, 7/30/14	486,470
30,000,000	Kreditanstalt fuer Wiederaufbau (EUR),
	2.600%, 6/20/37	384,468
500,000	Kreditanstalt fuer Wiederaufbau (EUR),
	3.375%, 1/18/21	765,617
70,000,000	Landwirtschaftliche Rentenbank (JPY),
	1.375%, 4/25/13	810,982
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	587,292
400,000	Merrill Lynch & Co., Inc. (EUR),
	0.603%, 5/30/14(B)	522,449
2,200,000	Nordic Investment Bank (NOK),
	2.125%, 8/9/17	395,640
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	442,526
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	368,842
200,000	Oschadbank Via SSB #1 PLC,
	8.250%, 3/10/16	189,000
1,000,000	Stadshypotek AB (SEK),
	6.000%, 3/18/15	168,838
50,000	Swedbank Hypotek AB (EUR),
	2.500%, 1/21/13	66,067
250,000	Temasek Financial III Pte Ltd. (SGD),
	0.000%, 10/24/14	211,780
		12,838,783

	Communications — 4.7%
429,200	Cap Gemini SA (EUR), 3.500%, 1/1/14	222,475
150,000	ITV PLC, 4.000%, 11/9/16	399,470
100,000	Nara Cable Funding Ltd. (EUR),
	8.875%, 12/1/18	133,976
300,000	WPP PLC (GBP), 5.750%, 5/19/14	747,332
		1,503,253

	Industrials — 2.1%
150,000	Industrivarden AB (EUR),
	2.500%, 2/27/15	243,532
100,000	Rexel SA (EUR), 7.000%, 12/17/18	145,129
200,000	Xefin Lux SCA (EUR), 8.000%, 6/1/18	279,831
		668,492
	Total Corporate Bonds	$15,010,528

	Sovereign Government Obligations — 46.2%
250,000	Belgium Government Bond, Ser 56
	(EUR), 3.500%, 3/28/15	354,428
740,000	Bundesobligation (EUR),
	0.500%, 4/7/17	988,214
500,000	Bundesrepublik Deutschland (EUR),
	2.250%, 9/4/20	725,436
500,000	Bundesrepublik Deutschland (EUR),
	4.000%, 1/4/18	779,226
580,000	Canadian Government Bond (CAD),
	4.000%, 6/1/16	635,382
570,000	Canadian Government Bond (CAD),
	5.000%, 6/1/14	603,969
100,000,000	Development Bank of Japan, Inc.
	(JPY), 1.700%, 9/20/22	1,252,976
210,000	France Government Bond OAT (EUR),
	4.500%, 4/25/41	357,305
500,000	France Government Bond OAT (EUR),
	5.000%, 10/25/16	774,063
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	2.000%, 6/1/13	661,959
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	3.750%, 3/1/21	648,891
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	4.750%, 8/1/23	675,145
1,000,000	Italy Buoni Poliennali del Tesoro
	Coupon Strip (EUR), 0.000%, 5/1/29	560,091
60,000,000	Japan Finance Organization for
	Municipalities (JPY), 2.000%, 5/9/16	737,048
1,900,000	Mexican Bonos, Ser M10 (MXN),
	7.750%, 12/14/17(C)	163,611
5,000,000	Mexican Bonos, Ser M20 (MXN),
	8.000%, 12/7/23(C)	467,897
3,000,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24(C)	324,756

9

 Touchstone International Fixed Income Fund (Continued)

Principal Amount(A)		Market Value

	Sovereign Government Obligations — 46.2%
	(Continued)
$500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.200%, 10/15/16	$645,666
200,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.375%, 6/16/14	266,658
2,900,000	South Africa Government Bond (ZAR),
	7.250%, 1/15/20	360,737
2,000,000	Spain Government Bond Principal
	Strip (EUR), 0.000%, 1/31/37	634,290
4,500,000	Sweden Government Bond, Ser 1049
	(SEK), 4.500%, 8/12/15	756,889
250,000	United Kingdom Gilt (GBP),
	8.000%, 12/7/15	496,552
560,000	United Kingdom Gilt (GBP),
	1.750%, 9/7/22	904,547
	Total Sovereign Government
	Obligations	$14,775,736

Shares

	Investment Fund — 2.3%
746,275	Touchstone Institutional Money
	Market Fund^	$746,275

	Total Investment Securities — 95.4%
	(Cost $29,872,989)	$30,532,539

	Other Assets in Excess of Liabilities
	— 4.6%	1,479,993

	Net Assets — 100.0%	$32,012,532

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

(C)	Amount shown represents units. One unit represents a principal amount of 100.

^	Affiliated Fund.

Portfolio Abbreviations:

AUD - Australian Dollar MXN - Mexican Peso

CAD - Canadian Dollar NOK - Norwegian krone

CHF - Swiss Franc NZD - New Zealand Dollar

EUR - Euro PLC - Public Limited Company

GBP - British Pound PLN - Polish Zloty

HKD - Hong Kong Dollar SEK - Swedish krona

INR - Indian Rupee TRY - Turkey Lira

JPY - Japanese Yen ZAR - South African Rand

MTN - Medium Term Note

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $424,398 or 1.33% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$15,010,528	$—	$15,010,528
Sovereign
Government
Obligations	—	14,775,736	—	14,775,736
Investment Fund	746,275	—	—	746,275
				$30,532,539

10

Touchstone International Fixed Income Fund (Continued)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Assets:
Forward
Currency
Contracts	$—	$522,236	$—	$522,236
Liabilities:
Forward
Currency
Contracts	$—	$(1,034,495)	$—	$(1,034,495)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	ValueDate	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	01/04/2013	CAD	189,000	USD	189,807	$184
Brown Brothers Harriman	01/04/2013	EUR	702,000	USD	925,526	1,117
Brown Brothers Harriman	01/04/2013	GBP	935,500	USD	1,520,655	(993)
Brown Brothers Harriman	01/04/2013	USD	190,147	CAD	189,000	156
Brown Brothers Harriman	01/04/2013	USD	913,320	EUR	702,000	(13,323)
Brown Brothers Harriman	01/04/2013	USD	1,499,209	GBP	935,500	(20,453)
Brown Brothers Harriman	01/04/2013	USD	165,865	ZAR	1,480,000	(8,612)
Brown Brothers Harriman	01/04/2013	ZAR	1,480,000	USD	174,417	60
Brown Brothers Harriman	02/05/2013	USD	189,690	CAD	189,000	(169)
Brown Brothers Harriman	02/05/2013	USD	925,762	EUR	702,000	(1,139)
Brown Brothers Harriman	02/05/2013	USD	663,331	EUR	503,000	(816)
Brown Brothers Harriman	02/05/2013	USD	1,520,506	GBP	935,500	991
Brown Brothers Harriman	02/05/2013	USD	173,631	ZAR	1,480,000	(45)
Brown Brothers Harriman	02/14/2013	AUD	226,000	CAD	226,327	6,576
Brown Brothers Harriman	02/14/2013	AUD	260,000	GBP	163,639	3,290
Brown Brothers Harriman	02/14/2013	BRL	1,297,605	EUR	475,000	2,812
Brown Brothers Harriman	02/14/2013	CAD	200,000	CHF	188,908	(5,843)
Brown Brothers Harriman	02/14/2013	CAD	600,000	PLN	1,947,780	(23,692)
Brown Brothers Harriman	02/14/2013	CHF	100,000	EUR	82,740	171
Brown Brothers Harriman	02/14/2013	CHF	170,000	JPY	14,265,550	21,303
Brown Brothers Harriman	02/14/2013	EUR	1,000,000	JPY	101,589,000	147,433
Brown Brothers Harriman	02/14/2013	EUR	1,000,000	JPY	113,645,100	8,222
Brown Brothers Harriman	02/14/2013	EUR	377,626	NZD	600,000	4,249
Brown Brothers Harriman	02/14/2013	EUR	1,450,000	USD	1,874,415	40,268
Brown Brothers Harriman	02/14/2013	EUR	1,300,000	USD	1,690,728	25,885
Brown Brothers Harriman	02/14/2013	GBP	402,130	EUR	500,000	(7,083)
Brown Brothers Harriman	02/14/2013	GBP	125,000	SEK	1,347,825	(4,006)
Brown Brothers Harriman	02/14/2013	GBP	610,000	USD	991,457	(646)
Brown Brothers Harriman	02/14/2013	HKD	1,500,000	EUR	149,621	(4,010)

11

Touchstone International Fixed Income Fund (Continued)

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	02/14/2013	HKD	1,594,000	USD	205,547	$143
Brown Brothers Harriman	02/14/2013	INR	33,096,000	JPY	48,060,000	43,706
Brown Brothers Harriman	02/14/2013	INR	30,000,000	JPY	43,801,200	36,880
Brown Brothers Harriman	02/14/2013	JPY	38,566,530	AUD	486,000	(57,647)
Brown Brothers Harriman	02/14/2013	JPY	50,707,500	EUR	500,000	(74,721)
Brown Brothers Harriman	02/14/2013	JPY	33,000,000	SEK	2,821,960	(52,425)
Brown Brothers Harriman	02/14/2013	JPY	400,000,000	USD	5,120,983	(502,221)
Brown Brothers Harriman	02/14/2013	JPY	115,314,150	USD	1,470,000	(138,479)
Brown Brothers Harriman	02/14/2013	MXN	5,000,000	JPY	30,145,000	37,107
Brown Brothers Harriman	02/14/2013	NZD	368,333	USD	300,000	3,504
Brown Brothers Harriman	02/14/2013	PLN	829,980	EUR	200,000	2,787
Brown Brothers Harriman	02/14/2013	PLN	1,603,500	USD	500,000	15,609
Brown Brothers Harriman	02/14/2013	TRY	1,000,000	JPY	44,548,000	42,704
Brown Brothers Harriman	02/14/2013	TRY	708,775	SEK	2,600,000	(4,522)
Brown Brothers Harriman	02/14/2013	USD	3,084,382	EUR	2,386,000	(66,262)
Brown Brothers Harriman	02/14/2013	USD	1,600,000	GBP	995,427	(16,807)
Brown Brothers Harriman	02/14/2013	USD	1,578,418	GBP	982,000	(16,579)
Brown Brothers Harriman	02/14/2013	ZAR	5,423,400	GBP	400,000	(14,002)
Brown Brothers Harriman	02/14/2013	ZAR	5,500,000	JPY	49,272,795	75,722
Brown Brothers Harriman	02/14/2013	ZAR	2,571,030	USD	300,000	1,357
						$(512,259)

See accompanying Notes to Portfolio of Investments.

12

Portfolio of Investments

Touchstone Large Cap Relative Value Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.7%

Financials — 27.3%
Aflac, Inc.	10,000	$531,200
American Tower Corp. REIT	12,400	958,148
Bank of America Corp.	34,400	399,040
Boston Properties, Inc. REIT	5,600	592,536
CBRE Group, Inc. - Class A*	27,400	545,260
Chubb Corp. (The)	10,300	775,796
Goldman Sachs Group, Inc. (The)	6,000	765,360
IntercontinentalExchange, Inc.*	3,400	420,954
JPMorgan Chase & Co.	16,400	721,108
Morgan Stanley	34,500	659,640
Northern Trust Corp.	14,000	702,240
Travelers Cos., Inc. (The)	11,700	840,294
Wells Fargo & Co.	25,400	868,172
		8,779,748

Consumer Discretionary — 14.4%
Carnival Corp.	9,700	356,669
Comcast Corp. - Class A	21,000	784,980
Darden Restaurants, Inc.	15,400	694,078
Johnson Controls, Inc.	19,700	604,790
Target Corp.	7,100	420,107
TJX Cos., Inc.	24,200	1,027,290
Walt Disney Co. (The)	14,600	726,934
		4,614,848

Energy — 12.3%
Apache Corp.	4,800	376,800
Devon Energy Corp.	8,500	442,340
Exxon Mobil Corp.	10,464	905,659
Newfield Exploration Co.*	6,500	174,070
Occidental Petroleum Corp.	11,500	881,015
Schlumberger Ltd.	8,100	561,249
Transocean Ltd.	13,700	611,705
		3,952,838

Industrials — 11.9%
Boeing Co. (The)	8,900	670,704
Cummins, Inc.	9,600	1,040,160
General Dynamics Corp.	10,100	699,627
Norfolk Southern Corp.	9,500	587,480
Union Pacific Corp.	6,600	829,752
		3,827,723

Information Technology — 11.8%
Automatic Data Processing, Inc.	10,600	604,306
Corning, Inc.	33,200	418,984
Flextronics International Ltd.*	97,500	605,475
Intel Corp.	37,300	769,499
International Business Machines Corp.	5,400	1,034,370
Xerox Corp.	54,300	370,326
		3,802,960

Health Care — 7.0%
CR Bard, Inc.	3,200	312,768
Express Scripts Holding Co.*	15,000	810,000
UnitedHealth Group, Inc.	11,500	623,760
WellPoint, Inc.	8,400	511,728
		2,258,256

Utilities — 3.9%
Duke Energy Corp.	5,500	350,900
Exelon Corp.	10,500	312,270
Southern Co. (The)	13,800	590,778
		1,253,948

Materials — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	22,000	752,400

Consumer Staples — 1.8%
Kimberly-Clark Corp.	6,900	582,567
Total Common Stocks		$29,825,288

Investment Fund — 8.8%
Touchstone Institutional Money Market
Fund^	2,847,529	2,847,529

Total Investment Securities —101.5%
(Cost $33,254,575)		$32,672,817

Liabilities in Excess of Other Assets — (1.5%)		(496,830)

Net Assets — 100.0%		$32,175,987

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

13

Touchstone Large Cap Relative Value Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$29,825,288	$—	$—	$29,825,288
Investment
Fund	2,847,529	—	—	2,847,529

				$32,672,817

See accompanying Notes to Portfolio of Investments.

14

Portfolio of Investments

Touchstone Market Neutral Equity Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Information Technology — 26.1%
Accenture PLC - Class A	5,000	$332,500
Advanced Energy Industries, Inc.*	7,000	96,670
Amdocs Ltd.*	12,900	438,471
Arris Group, Inc.*	18,700	279,378
BMC Software, Inc.*	9,200	364,872
Broadridge Financial Solutions, Inc.	19,500	446,160
Brocade Communications Systems, Inc.*	25,800	137,514
CA, Inc.	16,400	360,472
CACI International, Inc. - Class A*	7,300	401,719
Computer Sciences Corp.	6,500	260,325
Comtech Telecommunications Corp.	4,400	111,672
CoreLogic, Inc.*	8,400	226,128
Dice Holdings, Inc.*	25,200	231,336
Ebix, Inc.	10,100	162,307
F5 Networks, Inc.*	1,500	145,725
Fair Isaac Corp.	4,600	193,338
Global Payments, Inc.	4,900	221,970
IAC/InterActiveCorp	2,400	113,520
Intuit, Inc.	4,700	279,650
j2 Global, Inc.	7,100	217,118
Kulicke & Soffa Industries, Inc.*	17,000	203,830
Lender Processing Services, Inc.	5,600	137,872
LSI Corp.*	20,200	143,016
MEMC Electronic Materials, Inc.*	71,000	227,910
MIPS Technologies, Inc.*	26,100	204,102
Monotype Imaging Holdings, Inc.	8,500	135,830
Monster Worldwide, Inc.*	48,600	273,132
Motorola Solutions, Inc.	5,900	328,512
NeuStar, Inc. - Class A*	9,900	415,107
OpenTable, Inc.*	2,600	126,880
Oplink Communications, Inc.*	7,400	115,292
Oracle Corp.	4,100	136,612
Plantronics, Inc.	4,500	165,915
SAIC, Inc.	34,500	390,540
Symantec Corp.*	14,500	272,745
Tessera Technologies, Inc.	9,700	159,274
Total System Services, Inc.	11,200	239,904
Travelzoo, Inc.*	6,800	129,132
Unisys Corp.*	13,700	237,010
United Online, Inc.	75,900	424,281
Websense, Inc.*	29,900	449,696
XO Group, Inc.*	26,500	246,450
		10,183,887

Consumer Discretionary — 17.3%
Aaron's, Inc.*	6,800	192,304
ANN, Inc.*	6,100	206,424
Apollo Group, Inc. - Class A*	4,400	92,048
Arbitron, Inc.	6,100	284,748
Arctic Cat, Inc.*	6,700	223,713
Best Buy Co., Inc.	8,700	103,095
Blue Nile, Inc.*	4,300	165,550
Capella Education Co.*	8,900	251,247
CBS Corp. - Class B	3,500	133,175
Coach, Inc.	2,200	122,122
CTC Media, Inc.	20,300	157,934
DIRECTV*	8,200	411,312
Francesca's Holdings Corp.*	7,600	197,296
GameStop Corp. - Class A	6,000	150,540
Gap, Inc. (The)	9,800	304,192
H&R Block, Inc.	7,300	135,561
Hot Topic, Inc.	13,900	134,135
International Game Technology	9,200	130,364
Interpublic Group of Cos, Inc. (The)	23,700	261,174
Interval Leisure Group, Inc.	6,500	126,035
Lululemon Athletica, Inc.*	1,700	129,591
Newell Rubbermaid, Inc.	10,400	231,608
Papa John's International, Inc.*	7,500	412,050
PetMed Express, Inc.	36,100	400,710
rue21, Inc.*	4,500	127,755
Scripps Networks Interactive, Inc. - Class
A	3,500	202,720
Smith & Wesson Holding Corp.*	12,700	107,188
Starwood Hotels & Resorts Worldwide,
Inc.	3,100	177,816
Texas Roadhouse, Inc.	12,300	206,640
Thor Industries, Inc.	6,100	228,323
TJX Cos., Inc.	5,400	229,230
Tupperware Brands Corp.	2,700	173,070
Wyndham Worldwide Corp.	6,800	361,828
		6,771,498

Energy — 13.2%
Chevron Corp.	2,200	237,908
ConocoPhillips	3,500	202,965
Dresser-Rand Group, Inc.*	4,300	241,402
Exxon Mobil Corp.	2,000	173,100
Gran Tierra Energy, Inc.*	34,400	189,544
Gulf Island Fabrication, Inc.	5,300	127,359
Helix Energy Solutions Group, Inc.*	8,400	173,376
Hess Corp.	4,100	217,136
HollyFrontier Corp.	7,800	363,090
Marathon Oil Corp.	4,000	122,640
Marathon Petroleum Corp.	7,600	478,800
Matrix Service Co.*	11,700	134,550
Murphy Oil Corp.	6,500	387,075
Oceaneering International, Inc.	2,700	145,233
Patterson-UTI Energy, Inc.	12,500	232,875
Phillips 66	1,750	92,925
RPC, Inc.	9,900	121,176
SEACOR Holdings, Inc.	2,500	209,500
Tesoro Corp.	3,300	145,365
Transocean Ltd.	3,500	156,275
Unit Corp.*	4,500	202,725
Vaalco Energy, Inc.*	22,400	193,760
Valero Energy Corp.	13,100	446,972
Western Refining, Inc.	5,700	160,683
		5,156,434

Health Care — 11.9%
Aetna, Inc.	5,800	268,540
AMAG Pharmaceuticals, Inc.*	13,100	192,701
Biogen Idec, Inc.*	1,100	161,337

15

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 98.5% (Continued)

Health Care — (Continued)
Boston Scientific Corp.*	47,300	$271,029
Charles River Laboratories International,
Inc.*	5,100	191,097
Community Health Systems, Inc.	6,500	199,810
Cyberonics, Inc.*	3,100	162,843
Gentiva Health Services, Inc.*	10,800	108,540
Humana, Inc.	6,100	418,643
LHC Group, Inc.*	5,200	110,760
Magellan Health Services, Inc.*	5,200	254,800
Masimo Corp.	11,100	233,211
McKesson Corp.	2,500	242,400
Myriad Genetics, Inc.*	7,800	212,550
Natus Medical, Inc.*	14,400	160,992
PDL BioPharma, Inc.	29,500	207,975
Tenet Healthcare Corp.*	4,600	149,362
Thoratec Corp.*	6,900	258,888
Triple-S Management Corp. - Class B*	8,500	156,995
UnitedHealth Group, Inc.	5,000	271,200
Warner Chilcott PLC - Class A	13,600	163,744
WellPoint, Inc.	4,100	249,772
		4,647,189

Industrials — 11.6%
Alliant Techsystems, Inc.	6,900	427,524
Canadian Pacific Railway Ltd.	1,300	132,106
Chicago Bridge & Iron Co. NV	3,000	139,050
Corporate Executive Board Co. (The)	6,800	322,728
Delta Air Lines, Inc.*	15,200	180,424
EMCOR Group, Inc.	12,900	446,469
Equifax, Inc.	2,200	119,064
Exponent, Inc.*	4,100	228,903
Lennox International, Inc.	7,200	378,144
Meritor, Inc.*	26,400	124,872
Mueller Industries, Inc.	3,900	195,117
Northrop Grumman Corp.	2,800	189,224
Oshkosh Corp.*	6,300	186,795
Progressive Waste Solutions Ltd.
(Canada)	11,400	246,240
Resources Connection, Inc.	12,300	146,862
Rollins, Inc.	19,500	429,780
RPX Corp.*	15,700	141,928
Toro Co. (The)	7,800	335,244
WABCO Holdings, Inc.*	2,300	149,937
		4,520,411

Financials — 10.6%
Banco Latinoamericano de Comercio
Exterior SA - Class E	12,000	258,720
CapitalSource, Inc.	21,000	159,180
CBOE Holdings, Inc.	9,300	273,978
Comerica, Inc.	7,700	233,618
Erie Indemnity Co. - Class A	800	55,376
Fifth Third Bancorp	14,800	224,812
Huntington Bancshares, Inc. OH	46,800	299,052
KeyCorp	49,500	416,790
Montpelier Re Holdings Ltd.	10,900	249,174
Moody's Corp.	3,600	181,152
National Health Investors, Inc. REIT	3,900	220,467
Netspend Holdings, Inc.*	16,300	192,666
Oritani Financial Corp.	18,000	275,760
Public Storage REIT	1,300	188,448
Renaissancere Holdings Ltd.	3,800	308,788
T Rowe Price Group, Inc.	7,100	462,423
Washington Federal, Inc.	7,900	133,273
		4,133,677

Materials — 6.3%
Agrium, Inc.	2,900	289,739
Boise, Inc.	16,300	129,585
CF Industries Holdings, Inc.	1,400	284,424
Domtar Corp.	2,000	167,040
Freeport-McMoRan Copper & Gold, Inc.	4,300	147,060
Minerals Technologies, Inc.	8,200	327,344
Packaging Corp. of America	7,400	284,678
Schweitzer-Mauduit International, Inc.	4,800	187,344
Sherwin-Williams Co. (The)	1,700	261,494
Valspar Corp.	6,200	386,880
		2,465,588

Utilities — 0.6%
El Paso Electric Co.	3,900	124,449
PNM Resources, Inc.	6,100	125,111
		249,560

Telecommunication Services — 0.6%
Cbeyond, Inc.*	23,600	213,344

Consumer Staples — 0.3%
Medifast, Inc.*	4,900	129,311
Total Common Stocks		$38,470,899

Investment Fund — 1.0%
Touchstone Institutional Money Market
Fund^	376,912	376,912

Total Long Positions
(Cost $35,138,331)		$38,847,811

Securities Sold Short — (99.9%)

Common Stocks — (99.9%)

Telecommunication Services — (0.5%)
NII Holdings, Inc.*	(26,000)	(185,380)

Utilities — (0.9%)
Atlantic Power Corp. (Canada)	(29,400)	(336,042)

Consumer Staples — (0.9%)
Bunge Ltd.	(2,100)	(152,649)
Dole Food Co., Inc.*	(18,800)	(215,636)
		(368,285)

16

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (99.9%) (Continued)
Materials — (6.1%)
ADA-ES, Inc.*	(7,500)	$(126,600)
Air Products & Chemicals, Inc.	(2,800)	(235,256)
Compass Minerals International, Inc.	(5,500)	(410,905)
Martin Marietta Materials, Inc.	(1,700)	(160,276)
Methanex Corp.	(4,800)	(152,976)
Praxair, Inc.	(1,100)	(120,395)
Sealed Air Corp.	(23,900)	(418,489)
Sigma-Aldrich Corp.	(6,300)	(463,554)
Texas Industries, Inc.*	(3,100)	(158,131)
Turquoise Hill Resources Ltd. (Canada)*	(15,900)	(120,999)
		(2,367,581)

Financials — (11.3%)
Alexander & Baldwin, Inc.*	(4,700)	(138,039)
American Campus Communities, Inc.,
REIT	(4,100)	(189,133)
Bank of America Corp.	(13,400)	(155,440)
Brookfield Office Properties, Inc.
(Canada)	(7,600)	(129,276)
Cincinnati Financial Corp.	(3,900)	(152,724)
CIT Group, Inc.*	(4,200)	(162,288)
Community Bank System, Inc.	(10,900)	(298,224)
First Horizon National Corp.	(28,500)	(282,435)
Green Dot Corp. - Class A*	(19,000)	(231,800)
Kennedy-Wilson Holdings, Inc.	(4,700)	(65,706)
Morgan Stanley	(17,400)	(332,688)
Old Republic International Corp.	(24,300)	(258,795)
Plum Creek Timber Co., Inc., REIT	(6,100)	(270,657)
Progressive Corp. (The)	(10,700)	(225,770)
TCF Financial Corp.	(37,100)	(450,765)
TFS Financial Corp.*	(50,600)	(486,772)
United Bankshares, Inc.	(4,900)	(119,168)
Valley National Bancorp	(25,100)	(233,430)
Westamerica Bancorporation	(5,800)	(247,022)
		(4,430,132)

Health Care — (12.1%)
Accretive Health, Inc.*	(16,800)	(194,208)
Achillion Pharmaceuticals, Inc.*	(19,200)	(153,984)
Becton Dickinson and Co.	(2,300)	(179,837)
Brookdale Senior Living, Inc.*	(14,500)	(367,140)
Cerner Corp.*	(5,400)	(419,256)
DENTSPLY International, Inc.	(10,000)	(396,100)
Emeritus Corp.*	(6,900)	(170,568)
Endologix, Inc.*	(9,300)	(132,432)
Halozyme Therapeutics, Inc.*	(14,300)	(95,953)
HealthStream, Inc.*	(5,800)	(140,998)
HeartWare International, Inc.*	(2,000)	(167,900)
HMS Holdings Corp.*	(17,200)	(445,824)
IPC Hospitalist Co., Inc. (The)*	(3,700)	(146,927)
Landauer, Inc.	(2,300)	(140,783)
Medidata Solutions, Inc.*	(10,000)	(391,900)
MEDNAX, Inc.*	(3,800)	(302,176)
OraSure Technologies, Inc.*	(27,800)	(199,604)
Owens & Minor, Inc.	(7,100)	(202,421)
Pacira Pharmaceuticals, Inc.*	(7,600)	(132,772)
Theravance, Inc.*	(9,500)	(211,565)
Volcano Corp.*	(5,300)	(125,133)
		(4,717,481)

Energy — (12.7%)
Abraxas Petroleum Corp.*	(27,600)	(60,444)
Approach Resources, Inc.*	(4,600)	(115,046)
Arch Coal, Inc.	(17,000)	(124,440)
Carrizo Oil & Gas, Inc.*	(11,300)	(236,396)
Cheniere Energy, Inc.*	(8,500)	(159,630)
Chesapeake Energy Corp.	(13,500)	(224,370)
Devon Energy Corp.	(5,100)	(265,404)
Enbridge, Inc. (Canada)	(10,400)	(450,528)
EQT Corp.	(4,600)	(271,308)
Golar LNG Ltd.	(4,500)	(165,510)
Gulfport Energy Corp.*	(4,100)	(156,702)
Magnum Hunter Resources Corp.*	(38,200)	(152,418)
Northern Oil and Gas, Inc.*	(9,700)	(163,154)
Pioneer Natural Resources Co.	(3,000)	(319,770)
Range Resources Corp.	(6,100)	(383,263)
Resolute Energy Corp.*	(54,800)	(445,524)
SandRidge Energy, Inc.*	(16,100)	(102,235)
Seadrill Ltd.	(10,600)	(390,080)
Spectra Energy Corp.	(13,100)	(358,678)
TransCanada Corp. (Canada)	(9,100)	(430,612)
		(4,975,512)

Industrials — (14.4%)
Advisory Board Co. (The)*	(5,000)	(233,950)
Clean Harbors, Inc.*	(2,900)	(159,529)
FTI Consulting, Inc.*	(7,200)	(237,600)
Genco Shipping & Trading Ltd.	(40,400)	(140,996)
Generac Holdings, Inc.	(3,900)	(133,809)
General Electric Co.	(5,500)	(115,445)
IHS, Inc. - Class A*	(4,600)	(441,600)
Interface, Inc.	(9,700)	(155,976)
Kirby Corp.*	(2,300)	(142,347)
McGrath RentCorp	(15,500)	(449,810)
Mobile Mini, Inc.*	(20,500)	(427,015)
Nielsen Holdings NV	(8,400)	(256,956)
Pall Corp.	(2,500)	(150,650)
Ritchie Bros Auctioneers, Inc.	(8,400)	(175,476)
Roper Industries, Inc.	(1,400)	(156,072)
Rush Enterprises, Inc. - Class A*	(13,300)	(274,911)
Textainer Group Holdings Ltd.	(4,500)	(141,570)
Titan Machinery, Inc.*	(12,100)	(298,870)
TransDigm Group, Inc.	(3,400)	(463,624)
Uti Worldwide, Inc.	(10,400)	(139,360)
Waste Connections, Inc.	(14,400)	(486,576)
Waste Management, Inc.	(12,700)	(428,498)
		(5,610,640)

Consumer Discretionary — (18.3%)
Advance Auto Parts, Inc.	(2,900)	(209,815)
America's Car-Mart, Inc.*	(7,100)	(287,692)
Arcos Dorados Holdings, Inc.	(10,800)	(129,168)
Body Central Corp.*	(14,400)	(143,424)

17

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (99.9%) (Continued)

Consumer Discretionary — (Continued)
BorgWarner, Inc.*	(1,900)	$(136,078)
Bridgepoint Education, Inc.*	(9,600)	(98,880)
Cabela's, Inc.*	(5,000)	(208,750)
Callaway Golf Co.	(37,400)	(243,100)
CarMax, Inc.*	(12,200)	(457,988)
Carnival Corp.	(6,500)	(239,005)
Darden Restaurants, Inc.	(2,700)	(121,689)
DR Horton, Inc.	(11,400)	(225,492)
DreamWorks Animation SKG, Inc. - Class
A*	(20,700)	(342,999)
Ethan Allen Interiors, Inc.	(5,600)	(143,976)
Hyatt Hotels Corp. - Class A*	(10,900)	(420,413)
International Speedway Corp. - Class A	(8,100)	(223,722)
JC Penney Co., Inc.	(21,300)	(419,823)
KB Home	(11,900)	(188,020)
Lamar Advertising Co.*	(8,300)	(321,625)
Lennar Corp. - Class A	(5,000)	(193,350)
Life Time Fitness, Inc.*	(3,000)	(147,630)
LKQ Corp.*	(8,400)	(177,240)
Monro Muffler Brake, Inc.	(11,500)	(402,155)
Penn National Gaming, Inc.*	(3,800)	(186,618)
Pep Boys-Manny Moe & Jack (The)	(15,100)	(148,433)
Ruby Tuesday, Inc.*	(19,800)	(155,628)
Sears Holdings Corp.*	(2,400)	(99,264)
Shaw Communications, Inc. - Class B	(10,200)	(234,396)
Sirius XM Radio, Inc.	(43,300)	(125,137)
Standard Pacific Corp.*	(26,800)	(196,980)
Thomson Reuters Corp. (Canada)	(8,400)	(244,104)
Tiffany & Co.	(4,400)	(252,296)
		(7,124,890)

Information Technology — (22.7%)
BroadSoft, Inc.*	(4,500)	(163,485)
Cavium, Inc.*	(4,600)	(143,566)
comScore, Inc.*	(13,100)	(180,518)
Concur Technologies, Inc.*	(2,500)	(168,800)
Constant Contact, Inc.*	(10,300)	(146,363)
Dealertrack Technologies, Inc.*	(5,600)	(160,832)
Diebold, Inc.	(6,100)	(186,721)
DST Systems, Inc.	(2,800)	(169,680)
EchoStar Corp. - Class A*	(5,100)	(174,522)
Equinix, Inc.*	(2,100)	(433,020)
FARO Technologies, Inc.*	(3,800)	(135,584)
FleetCor Technologies, Inc.*	(7,600)	(407,740)
Fortinet, Inc.*	(5,400)	(113,778)
Informatica Corp.*	(6,200)	(187,984)
Internap Network Services Corp.*	(11,100)	(77,034)
Limelight Networks, Inc.*	(50,800)	(112,776)
LinkedIn Corp. - Class A*	(3,600)	(413,352)
Liquidity Services, Inc.*	(4,500)	(183,870)
LogMeIn, Inc.*	(6,400)	(143,424)
Maxwell Technologies, Inc.*	(23,400)	(193,986)
Microchip Technology, Inc.	(13,600)	(443,224)
NCR Corp.*	(5,700)	(145,236)
NetSuite, Inc.*	(3,500)	(235,550)
Procera Networks, Inc.*	(5,100)	(94,605)
QLIK Technologies, Inc.*	(17,300)	(375,756)
QLogic Corp.*	(17,500)	(170,275)
Rackspace Hosting, Inc.*	(3,500)	(259,945)
Responsys, Inc.*	(22,100)	(131,716)
Rosetta Stone, Inc.*	(12,500)	(154,250)
Rudolph Technologies, Inc.*	(16,500)	(221,925)
Salesforce.com, Inc.*	(2,300)	(386,630)
ServiceSource International, Inc.*	(35,400)	(207,090)
Sourcefire, Inc.*	(2,600)	(122,772)
SPS Commerce, Inc.*	(8,400)	(313,068)
Super Micro Computer, Inc.*	(13,100)	(133,620)
Take-Two Interactive Software, Inc.*	(10,500)	(115,605)
TiVo, Inc.*	(13,700)	(168,784)
Ultimate Software Group, Inc.*	(2,800)	(264,348)
Universal Display Corp.*	(5,200)	(133,224)
ViaSat, Inc.*	(11,800)	(459,020)
VMware, Inc. - Class A*	(1,600)	(150,624)
WebMD Health Corp.*	(8,800)	(126,192)
Western Digital Corp.	(3,800)	(161,462)
		(8,871,956)
Total Common Stocks		$(38,987,899)

Total Securities Sold Short
(Proceeds $(35,635,185))		$(38,987,899)

Total Investment Securities —(0.4)%
(Cost $(496,854))		$(140,088)

Cash Collateral for Securities
Sold Short— 100.1%		39,085,798

Other Assets in Excess of Liabilities — 0.3%		95,678

Net Assets — 100.0%		$39,041,388

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

LTD - Limited

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

18

Touchstone Market Neutral Equity Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common
Stocks	$38,470,899	$—	$—	$38,470,899
Investment
Fund	376,912	—	—	376,912
				$38,847,811

Liabilities:
Securities Sold Short
Common
Stocks	$(38,987,899)	$—	$—	$(38,987,899)

See accompanying Notes to Portfolio of Investments.

19

Portfolio of Investments

Touchstone Merger Arbitrage Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 81.5%

Financials — 22.3%
Alterra Capital Holdings Ltd.	345,100	$9,728,369
American Realty Capital Trust, Inc. REIT	771,400	8,909,670
Brooklyn Federal BanCorp, Inc.	134,865	6,743
Citizens Republic Bancorp, Inc.*	395,400	7,500,738
Eaton Vance Senior Income Trust	70,007	527,853
Epoch Holding Corp.	400,100	11,162,790
First California Financial Group, Inc.*	571,441	4,411,525
Firstcity Financial Corp.*	408,400	3,977,816
Hudson City Bancorp, Inc.	974,200	7,920,246
Jefferies Group, Inc.	315,700	5,862,549
Knight Capital Group, Inc. - Class A*	1,639,100	5,753,241
Mission West Properties, Inc.	451,600	4,114,076
NYSE Euronext	268,900	8,481,106
Roma Financial Corp.	200,100	3,025,512
SeaBright Holdings, Inc.	793,269	8,781,488
		90,163,722

Health Care — 10.4%
American Medical Corp.	21,600	—
Complete Genomics, Inc.*	1,451,965	4,573,690
Coventry Health Care, Inc.	296,400	13,287,612
PSS World Medical, Inc.*	284,100	8,204,808
Sunrise Senior Living, Inc.*	605,900	8,712,842
YM Biosciences, Inc.*	2,545,100	7,304,437
		42,083,389

Industrials — 8.4%
Cascade Corp.	131,127	8,431,466
Robbins & Myers, Inc.	204,000	12,127,800
Sauer-Danfoss, Inc.	80,100	4,274,937
Shaw Group, Inc. (The)*	197,900	9,224,119
		34,058,322

Consumer Discretionary — 8.2%
Arbitron, Inc.	152,900	7,137,372
Sealy Corp.*	3,627,500	7,871,675
Teavana Holdings, Inc.*	550,700	8,535,850
Warnaco Group, Inc. (The)*	134,100	9,597,537
		33,142,434

Information Technology — 8.0%
BCD Semiconductor Manufacturing Ltd.
ADR*	705,300	5,332,068
Cymer, Inc.*	111,400	10,073,902
LML Payment Systems, Inc.*	1,278,700	4,398,728
MIPS Technologies, Inc.*	492,800	3,853,696
PLX Technology, Inc.*	1,206,995	4,381,392
TNS, Inc.*	199,700	4,139,781
		32,179,567

Materials — 7.1%
CGA Mining Ltd.	1,787,970	4,612,963
Orko Silver Corp.*	3,073,600	7,222,960
Spartech Corp.*	967,300	8,773,411
Talison Lithium Ltd.*	1,100,000	8,083,844
		28,693,178

Consumer Staples — 6.9%
Grupo Modelo S.A. de C.V	1,229,100	11,066,816
Ralcorp Holdings, Inc.*	145,500	13,044,075
Westway Group, Inc.*	544,695	3,633,116
		27,744,007

Energy — 4.9%
Nexen, Inc.	305,800	8,238,252
Plains Exploration & Production Co.*	246,500	11,570,710
		19,808,962

Telecommunication Services — 3.1%
Clearwire Corp. - Class A*	2,633,800	7,611,682
Sprint Nextel Corp.*	898,700	5,095,629
		12,707,311

Utilities — 2.2%
CH Energy Group, Inc.	65,645	4,281,367
Western Wind Energy Corp.*	1,578,300	4,450,806
		8,732,173
Total Common Stocks		$329,313,065

Preferred Stocks — 2.4%

Financials — 2.4%
GMAC Capital Trust I, 0.05%(A)	197,600	5,266,040
Goldman Sachs Group, Inc. (The), 0.04%	162,300	4,239,276
Total Preferred Stocks		$9,505,316

Principal
Amount

	Asset-Backed Securities — 1.4%
$2,471,875	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	2,777,831
2,381,250	Sonic Capital LLC, Ser 2011-1A, Class
	A2, 144a, 5.438%, 5/20/18	2,668,865
	Total Asset-Backed Securities	$5,446,696

	Commercial Mortgage-Backed Security — 0.8%
2,950,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AM,
	5.635%, 4/10/49(A)	3,356,805

	Corporate Bonds — 0.6%

	Financials — 0.3%
1,150,000	Leucadia National Corp.,
	8.125%, 9/15/15	1,293,749

	Utilities — 0.3%
1,085,000	AES Corp. (The), 8.000%, 10/15/17	1,253,175
	Total Corporate Bonds	$2,546,924

20

Touchstone Merger Arbitrage Fund (Continued)

	Number
	of	Market
	Rights	Value

Rights — 0.0%
Allos Therapeutics Contingent Value
Rights, 0.00%	4,131,971	$—
XO Holdings, Inc. Class O, 0.00%	40,500	—
Total Rights		$—

	Shares

Investment Funds — 11.8%
BlackRock Credit Allocation Income
Trust IV	278,817	$3,828,158
Touchstone Institutional Money Market
Fund^	43,757,339	43,757,339
Total Investment Funds		$47,585,497

Total Long Positions
(Cost $394,625,134)		$397,754,303

Securities Sold Short — (21.0%)

Common Stocks — (21.0%)

Financials — (9.6%)
FirstMerit Corp.	(541,698)	$(7,686,695)
IntercontinentalExchange, Inc.*	(45,800)	(5,670,499)
Investors Bancorp, Inc.	(173,144)	(3,078,500)
Leucadia National Corp.	(255,717)	(6,083,507)
M&T Bank Corp.	(81,862)	(8,060,951)
Markel Corp.*	(14,891)	(6,454,057)
PacWest Bancorp	(74,030)	(1,834,463)
		(38,868,672)

Materials — (5.9%)
B2Gold Corp.*	(1,323,102)	(4,720,828)
First Majestic Silver Corp.*	(369,446)	(7,459,115)
Freeport-McMoRan Copper & Gold, Inc.	(160,990)	(5,505,859)
PolyOne Corp.	(306,345)	(6,255,565)
		(23,941,367)

Information Technology — (3.2%)
ASML Holding N.V.	(128,135)	(8,253,175)
Integrated Device Technology, Inc.*	(633,527)	(4,624,747)
		(12,877,922)

Health Care — (1.3%)
Aetna, Inc.	(115,155)	(5,331,676)

Consumer Discretionary — (0.7%)
PVH Corp.	(24,433)	(2,712,307)

Industrials — (0.3%)
Chicago Bridge & Iron Co. N.V.	(24,788)	(1,148,924)
Total Common Stocks		$(84,880,868)

Total Securities Sold Short
(Proceeds $(81,834,218))	$(84,880,868)

Total Investment Securities —77.5%
(Cost $312,790,916)	$312,873,435

Cash Collateral for Securities
Sold Short— 19.4%	78,343,038

Other Assets in Excess of Liabilities — 3.1%	12,705,845

Net Assets — 100.0%	$403,922,318

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

LLC - Limited Liability Company

LP - Limited Partnership

LTD - Limited

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $5,446,696 or 1.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio Investments.

21

Touchstone Merger Arbitrage Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Financials	$90,156,979	$—	$6,743	$90,163,722
Health Care	42,083,389	—	—	42,083,389
Industrials	34,058,322	—	—	34,058,322
Consumer
Discretionary	33,142,434	—	—	33,142,434
Information
Technology	32,179,567	—	—	32,179,567
Materials	28,693,178	—	—	28,693,178
Consumer Staples	27,744,007	—	—	27,744,007
Energy	19,808,962	—	—	19,808,962
Telecommunication
Services	12,707,311	—	—	12,707,311
Utilities	8,732,173	—	—	8,732,173
Preferred Stocks	9,505,316	—	—	9,505,316
Asset-Backed Securities	—	5,446,696	—	5,446,696
Commercial
Mortgage-Backed
Security	—	3,356,805	—	3,356,805
Corporate Bonds	—	2,546,924	—	2,546,924
Rights	—	—	—	—
Investment Funds	47,585,497	—	—	47,585,497
				$397,754,303

Liabilities:
Securities Sold Short
Common Stocks	(84,880,868)	—	—	(84,880,868)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments**
Assets:
Forward Currency
Contract	$—	$91,455	$—	$91,455

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the year ended December 31, 2012:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
	United
Assets	States		Total

Beginning balance	$6,743		$6,743

Gross transfers into Level 3	—	(a)	—
Ending balance	$6,743		$6,743

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at December 31, 2012 was ($6,743).

(a)	Transferred from Level 1 to Level 3 due to lack of observable valuation inputs.

Forward Foreign Currency Exchange Contract

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)

Brown Brothers
Harriman	01/14/2013	USD	8,291,414	CAD	8,250,000	$91,455
						$91,455

See accompanying Notes to Portfolio of Investments.

22

Portfolio of Investments

Touchstone Mid Cap Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Consumer Discretionary — 23.0%
Cabela's, Inc.*	43,674	$1,823,389
CarMax, Inc.*	87,720	3,293,009
Hasbro, Inc.†	59,472	2,135,045
Service Corp. International	168,523	2,327,303
Staples, Inc.	119,633	1,363,816
Tempur-Pedic International, Inc.*	65,667	2,067,854
Whirlpool Corp.	21,953	2,233,718
		15,244,134

Financials — 18.1%
Alexander & Baldwin, Inc.*	26,577	780,566
Alleghany Corp.*	3,969	1,331,282
Eaton Vance Corp.	40,692	1,296,040
Hatteras Financial Corp. REIT	68,683	1,704,025
M&T Bank Corp.†	31,200	3,072,264
MBIA, Inc.†*	100,921	792,230
UDR, Inc. REIT	27,911	663,724
White Mountains Insurance Group Ltd.	4,490	2,312,350
		11,952,481

Consumer Staples — 16.8%
Brown-Forman Corp. - Class B	31,800	2,011,350
Energizer Holdings, Inc.	33,267	2,660,695
Hershey Co. (The)	28,987	2,093,441
Lorillard, Inc.	15,612	1,821,452
Nu Skin Enterprises, Inc. Class A†	34,814	1,289,859
Pricesmart, Inc.	16,096	1,240,197
		11,116,994

Materials — 16.1%
Albemarle Corp.	47,792	2,968,839
MeadWestvaco Corp.	95,635	3,047,887
NewMarket Corp.	10,858	2,846,968
Vulcan Materials Co.	33,959	1,767,566
		10,631,260

Industrials — 7.7%
Cintas Corp.	74,265	3,037,438
Matson, Inc.	27,179	671,865
Old Dominion Freight Line, Inc.*	40,944	1,403,560
		5,112,863

Information Technology — 7.3%
Amphenol Corp. - Class A	38,009	2,459,182
Paychex, Inc.	75,945	2,364,927
		4,824,109

Energy — 5.6%
Atwood Oceanics, Inc.*	66,029	3,023,468
Kinder Morgan Management LLC*	9,067	684,202
		3,707,670

Health Care — 3.1%
Tenet Healthcare Corp.*	63,997	2,077,983
Total Common Stocks		$64,667,494

Investment Funds — 12.0%
Invesco Government & Agency
Portfolio**	6,968,279	$6,968,279
Touchstone Institutional Money Market
Fund^	959,033	959,033
Total Investment Funds		$7,927,312

Total Investment Securities —109.7%
(Cost $64,290,339)		$72,594,806
Liabilities in Excess of Other Assets — (9.7%)		(6,404,668)
Net Assets — 100.0%		$66,190,138

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $6,947,509.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$64,667,494	$—	$—	$64,667,494
Investment
Funds	7,927,312	—	—	7,927,312

				$72,594,806

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Mid Cap Value Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Financials — 20.9%
Allstate Corp. (The)	46,094	$1,851,596
Ameriprise Financial, Inc.	26,938	1,687,127
Comerica, Inc.	39,829	1,208,412
Digital Realty Trust, Inc., REIT	28,109	1,908,320
Endurance Specialty Holdings Ltd.	19,884	789,196
Fifth Third Bancorp	124,708	1,894,315
Host Hotels & Resorts, Inc., REIT	87,694	1,374,165
Liberty Property Trust, REIT	45,318	1,621,025
PartnerRe Ltd.	19,108	1,538,003
Reinsurance Group of America, Inc.	26,764	1,432,409
SunTrust Banks, Inc.	56,660	1,606,311
TCF Financial Corp.	79,912	970,931
Unum Group	82,411	1,715,797
Willis Group Holdings PLC	43,451	1,456,912
Zions Bancorporation	79,754	1,706,736
		22,761,255

Information Technology — 12.5%
Adobe Systems, Inc.*	28,753	1,083,413
Avnet, Inc.*	21,323	652,697
Diebold, Inc.	54,509	1,668,520
Fidelity National Information Services,
Inc.	46,489	1,618,282
Juniper Networks, Inc.*	70,380	1,384,375
Microchip Technology, Inc.†	40,451	1,318,298
Molex, Inc.†	41,268	1,127,854
Symantec Corp.*	88,312	1,661,149
Synopsys, Inc.*	67,337	2,144,010
Vishay Intertechnology, Inc.*	94,813	1,007,862
		13,666,460

Materials — 11.2%
Air Products & Chemicals, Inc.	16,230	1,363,645
Allegheny Technologies, Inc.	63,509	1,928,133
Compass Minerals International, Inc.	15,217	1,136,862
Greif, Inc. - Class A	32,364	1,440,198
Nucor Corp.	31,208	1,347,561
Owens-Illinois, Inc.*	72,478	1,541,607
Packaging Corp. of America	23,442	901,814
Rockwood Holdings, Inc.	23,968	1,185,457
Scotts Miracle-Gro Co. (The) - Class A	31,559	1,390,174
		12,235,451

Industrials — 10.9%
Cintas Corp.	34,467	1,409,700
Dover Corp.	22,658	1,488,857
Flowserve Corp.	9,554	1,402,527
Fluor Corp.	26,906	1,580,458
Parker Hannifin Corp.	16,972	1,443,638
Stanley Black & Decker, Inc.	24,012	1,776,168
Towers Watson & Co. - Class A	25,531	1,435,098
Xylem, Inc.	47,578	1,289,364
		11,825,810

Consumer Staples — 9.8%
Coca-Cola Enterprises, Inc.	33,471	1,062,035
Constellation Brands, Inc. - Class A*	28,536	1,009,889
Energizer Holdings, Inc.	18,222	1,457,396
JM Smucker Co. (The)	13,762	1,186,835
Kroger Co. (The)	66,941	1,741,805
Molson Coors Brewing Co. - Class B	33,772	1,445,104
Sysco Corp.	43,436	1,375,184
Tyson Foods, Inc. - Class A	75,053	1,456,028
		10,734,276

Consumer Discretionary — 8.9%
Cabela's, Inc.*	24,436	1,020,203
Darden Restaurants, Inc.	22,450	1,011,822
Harley-Davidson, Inc.	25,492	1,245,029
Hasbro, Inc.†	39,260	1,409,433
Interpublic Group of Cos, Inc. (The)	83,076	915,498
Newell Rubbermaid, Inc.	76,400	1,701,428
Royal Caribbean Cruises Ltd.	36,714	1,248,275
WMS Industries, Inc.*	62,892	1,100,609
		9,652,297

Utilities — 8.6%
AGL Resources, Inc.	42,628	1,703,841
Edison International	23,506	1,062,236
Great Plains Energy, Inc.	97,312	1,976,407
Portland General Electric Co.	32,284	883,290
SCANA Corp.	24,893	1,136,117
TECO Energy, Inc.	79,042	1,324,744
Xcel Energy, Inc.	46,094	1,231,171
		9,317,806

Health Care — 7.8%
AmerisourceBergen Corp.	24,802	1,070,950
CareFusion Corp.*	57,878	1,654,153
HealthSouth Corp.*	24,437	515,865
MEDNAX, Inc.*	19,003	1,511,119
Patterson Cos., Inc.	29,153	997,907
Quest Diagnostics, Inc.	23,758	1,384,379
Teleflex, Inc.	19,884	1,417,928
		8,552,301

Energy — 6.9%
EQT Corp.	16,260	959,015
McDermott International, Inc.*	64,790	713,986
Murphy Oil Corp.	12,607	750,747
Nabors Industries Ltd.*	58,194	840,903
Newfield Exploration Co.*	55,964	1,498,716
Pioneer Natural Resources Co.	15,391	1,640,527
Range Resources Corp.	17,826	1,120,008
		7,523,902
Total Common Stocks		$106,269,558

Exchange Traded Fund — 0.5%
iShares Russell Midcap Value Index Fund	10,553	530,183

Investment Funds — 3.2%
Invesco Government & Agency
Portfolio**	1,770,015	1,770,015

24

Touchstone Mid Cap Value Fund (Continued)

		Market
	Shares	Value

Investment Funds — 3.2% (Continued)
Touchstone Institutional Money Market
Fund^	1,756,226	$1,756,226
Total Investment Funds		$3,526,241

Total Investment Securities —101.2%
(Cost $103,127,627)		$110,325,982

Liabilities in Excess of Other Assets — (1.2)%		(1,338,425)

Net Assets — 100.0%		$108,987,557

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $1,762,631.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$106,269,558	$—	$—	$106,269,558
Exchanged
Traded Fund	530,183	—	—	530,183
Investment
Funds	3,526,241	—	—	3,526,241
				$110,325,982

See accompanying Notes to Portfolio of Investments.

25

Portfolio of Investments

Touchstone Premium Yield Equity Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Energy — 25.8%
Kinder Morgan Management LLC*	3	$208
Kinder Morgan, Inc. Delaware	268,683	9,492,570
LinnCo LLC	64,823	2,342,703
Pembina Pipeline Corp. (Canada)	49,898	1,429,079
Seadrill Ltd.	103,158	3,796,214
Spectra Energy Corp.	116,702	3,195,301
Statoil ASA, ADR	120,917	3,027,762
Total SA, ADR	51,581	2,682,728
Williams Cos., Inc. (The)	160,293	5,247,993
		31,214,558

Health Care — 18.7%
Abbott Laboratories	89,917	5,889,564
Baxter International, Inc.	41,804	2,786,655
Eli Lilly & Co.	53,115	2,619,632
GlaxoSmithKline PLC, ADR	77,028	3,348,407
Johnson & Johnson	48,924	3,429,572
Merck & Co., Inc.	53,532	2,191,600
Pfizer, Inc.	96,442	2,418,765
		22,684,195

Utilities — 15.9%
American Water Works Co., Inc.	126,762	4,706,673
National Grid PLC, ADR	57,308	3,291,772
NiSource, Inc.	240,282	5,980,619
ONEOK, Inc.	123,004	5,258,420
		19,237,484

Financials — 14.5%
Bank of Montreal (Canada)	24,468	1,499,888
Cincinnati Financial Corp.	67,104	2,627,793
CME Group, Inc. IL	41,242	2,091,382
Digital Realty Trust, Inc., REIT	37,050	2,515,324
HCP, Inc., REIT	56,612	2,557,730
Hospitality Properties Trust, REIT	114,637	2,684,799
Omega Healthcare Investors, Inc., REIT	52,609	1,254,725
Senior Housing Properties Trust, REIT	51,467	1,216,680
Valley National Bancorp	123,005	1,143,946
		17,592,267

Information Technology — 8.3%
CA, Inc.	91,718	2,015,962
Intel Corp.	146,781	3,028,092
Maxim Integrated Products, Inc.	81,918	2,408,389
Microchip Technology, Inc.	78,279	2,551,113
		10,003,556

Telecommunication Services — 6.0%
AT&T, Inc.	84,572	2,850,922
BCE, Inc. (Canada)	30,756	1,320,663
Vodafone Group PLC, ADR	123,572	3,112,779
		7,284,364

Industrials — 4.9%
General Electric Co.	209,830	4,404,332
RR Donnelley & Sons Co.	163,024	1,467,215
		5,871,547

Materials — 2.5%
International Paper Co.	75,494	3,007,681

Consumer Staples — 1.9%
HJ Heinz Co.	39,563	2,281,994
Total Common Stocks		$119,177,646

Investment Fund — 0.9%
Touchstone Institutional Money Market
Fund^	1,094,692	1,094,692

Total Investment Securities —99.4%
(Cost $110,136,838)		$120,272,338

Other Assets in Excess of Liabilities — 0.6%		684,941

Net Assets — 100.0%		$120,957,279

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$119,177,646	$—	$—	$119,177,646
Investment
Fund	1,094,692	—	—	1,094,692
				$120,272,338

See accompanying Notes to Portfolio of Investments.

26

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Information Technology — 42.3%
Apple, Inc.	517,000	$275,576,510
ASML Holding NV†	1,884,999	121,412,786
F5 Networks, Inc.*	1,000,000	97,150,000
Facebook, Inc. - Class A*	3,634,000	96,773,420
Google, Inc. - Class A*	358,000	253,954,460
QUALCOMM, Inc.	1,991,000	123,481,820
Salesforce.com, Inc.*	1,495,000	251,309,500
Visa, Inc. - Class A	1,852,000	280,726,160
		1,500,384,656

Consumer Discretionary — 24.5%
Amazon.com, Inc.*	1,098,000	275,751,720
Chipotle Mexican Grill, Inc.*	364,000	108,275,440
Coach, Inc.	1,692,000	93,922,920
Las Vegas Sands Corp.	1,889,000	87,196,240
NIKE, Inc. - Class B	2,021,000	104,283,600
priceline.com, Inc.*	180,000	111,816,000
Starbucks Corp.	1,677,000	89,920,740
		871,166,660

Health Care — 17.6%
Alexion Pharmaceuticals, Inc.*	1,265,000	118,669,650
Allergan, Inc./ United States	1,648,000	151,171,040
athenahealth, Inc.†*	507,000	37,239,149
BioMarin Pharmaceutical, Inc.*	1,183,000	58,262,750
Cerner Corp.*	1,292,000	100,310,880
Intuitive Surgical, Inc.*	151,000	74,045,870
Regeneron Pharmaceuticals, Inc.*	507,000	86,732,490
		626,431,829

Energy — 9.4%
FMC Technologies, Inc.*	1,811,000	77,565,130
National Oilwell Varco, Inc.	1,255,000	85,779,250
Schlumberger Ltd.	1,641,000	113,704,890
Southwestern Energy Co.*	1,730,000	57,799,300
		334,848,570

Materials — 2.9%
Praxair, Inc.	946,000	103,539,700

Financials — 2.2%
IntercontinentalExchange, Inc.†*	625,000	77,381,250
Total Common Stocks		$3,513,752,665

Investment Funds — 6.0%
Invesco Government & Agency
Portfolio**	168,082,202	$168,082,202
Touchstone Institutional Money Market
Fund^	43,202,142	43,202,142
Total Investment Funds		$211,284,344

Total Investment Securities —104.9%
(Cost $3,026,801,093)		$3,725,037,009

Liabilities in Excess of Other Assets — (4.9%)		(173,277,305)

Net Assets — 100.0%		$3,551,759,704

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $167,314,177.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$3,513,752,665	$—	$—	$3,513,752,665
Investment
Funds	211,284,344	—	—	211,284,344
				$3,725,037,009

See accompanying Notes to Portfolio of Investments.

27

Portfolio of Investments

Touchstone Short Duration Fixed Income Fund – December 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 30.3%
$310,000	American Express Credit Account
	Master Trust, Ser 2010-1, Class A,
	0.459%, 11/16/15(A)	$310,208
417,541	AmeriCredit Automobile Receivables
	Trust, Ser 2009-1, Class B,
	9.790%, 4/15/14	425,459
365,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-2, Class C,
	4.520%, 10/8/15	378,083
200,994	AmeriCredit Automobile Receivables
	Trust, Ser 2010-3, Class A3,
	1.140%, 4/8/15	201,385
445,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class B,
	2.280%, 6/8/16	455,174
285,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	289,126
220,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	223,425
700,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class A3,
	0.960%, 1/9/17	704,242
580,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	580,190
665,000	Capital One Multi-Asset Execution
	Trust, Ser 2007-A7, Class A7,
	5.750%, 7/15/20	808,663
225,000	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	226,525
915,000	CarMax Auto Owner Trust, Ser 2012-3,
	Class A4, 0.790%, 4/16/18	913,978
1,115,000	Citibank Omni Master Trust, Ser
	2009-A17, Class A17, 144a,
	4.900%, 11/15/18	1,202,823
158,691	CNH Equipment Trust, Ser 2010-A,
	Class A4, 2.490%, 1/15/16	160,314
425,000	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	428,855
127,448	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	131,909
536,250	Cronos Containers Program Ltd., Ser
	2012-2A, Class A, 144a,
	3.810%, 9/18/27	554,461
311,456	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	350,007
171,173	DT Auto Owner Trust, Ser 2012-2A,
	Class A, 144a, 0.910%, 11/16/15	171,281
465,000	Ford Credit Auto Lease Trust, Ser
	2012-A, Class A3, 0.850%, 1/15/15	467,066
71,257	Ford Credit Auto Owner Trust, Ser
	2009-B, Class A4, 4.500%, 7/15/14	72,007
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	434,391
36,159	GE Equipment Midticket LLC, Ser
	2010-1, Class A3, 144a,
	0.940%, 7/14/14	36,170
900,000	GE Equipment Midticket LLC, Ser
	2012-1, Class A4, 0.780%, 9/22/20	902,343
404,647	GE Equipment Small Ticket LLC, Ser
	2011-1A, Class A3, 144a,
	1.450%, 1/21/18	406,576
275,000	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	276,467
265,000	GE Equipment Transportation LLC, Ser
	2011-1, Class A4, 1.330%, 5/20/19	266,887
630,000	GE Equipment Transportation LLC, Ser
	2012-1, Class A4, 1.230%, 1/22/20	636,996
860,000	Golden Credit Card Trust, Ser 2012-2A,
	Class A1, 144a, 1.770%, 1/15/19	885,667
166,539	Great America Leasing Receivables,
	Ser 2009-1, Class A4, 144a,
	3.190%, 12/15/13	167,193
273,678	Great America Leasing Receivables,
	Ser 2011-1, Class A3, 144a,
	1.690%, 2/15/14	274,210
275,000	Harley-Davidson Motorcycle Trust, Ser
	2010-1, Class A4, 1.530%, 9/15/15	277,074
360,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	361,473
430,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	435,954
361,730	Mid-State Trust, Ser 2004-1, Class A,
	6.005%, 8/15/37	390,410
831,619	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	857,051
395,000	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A3, 144a,
	1.270%, 9/15/15	396,718
400,000	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A4, 144a,
	2.100%, 7/15/17	410,507
450,000	MMAF Equipment Finance LLC, Ser
	2012-AA, Class A4, 144a,
	1.350%, 10/10/18	454,166
425,000	Nissan Auto Lease Trust, Ser 2012-A,
	Class A3, 0.980%, 5/15/15	427,952
213,111	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class A3, 144a, 1.400%, 10/15/14	213,447
365,785	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.840%, 11/17/14	368,740
325,000	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class A3,
	1.280%, 1/15/15	325,989

28

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 30.3% (Continued)
$490,000	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class A3,
	1.290%, 2/16/15	$491,865
315,000	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class B,
	2.660%, 1/15/16	321,887
720,000	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class A3,
	1.490%, 10/15/15	727,569
635,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class A3,
	1.220%, 12/15/15	640,070
390,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	395,530
750,000	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class A3,
	1.080%, 4/15/16	755,044
141,025	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	155,671
179,172	Small Business Administration
	Participation Certificates, Ser
	2004-20B, Class 1, 4.720%, 2/1/24	196,474
178,538	Small Business Administration
	Participation Certificates, Ser
	2005-20G, Class 1, 4.750%, 7/1/25	198,744
143,444	Small Business Administration
	Participation Certificates, Ser
	2007-10E, Class 1, 5.250%, 9/1/17	152,430
747,713	Sonic Capital LLC, Ser 2011-1A, Class
	A2, 144a, 5.438%, 5/20/41	838,023
11,017	Tax Liens Securitization Trust, Ser
	2010-1A, Class 1A2, 144a,
	2.000%, 4/15/18	11,033
4,043	Tax Liens Securitization Trust, Ser
	2010-1A, Class 2A2, 144a,
	2.000%, 4/15/18	4,049
225,250	Textainer Marine Containers Ltd., Ser
	2011-1A, Class A, 144a,
	4.700%, 6/15/26	229,159
51,319	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	54,242
89,022	United States Small Business Adminis-
	tration, Ser 2006-P10A, Class 1,
	5.408%, 2/10/16	94,578
157,239	United States Small Business Adminis-
	tration, Ser 2007-P10B, Class 1,
	5.788%, 8/10/17	175,137
215,000	Volkswagen Auto Lease Trust, Ser
	2011-A, Class A3, 1.200%, 10/20/14	216,153
350,000	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	352,735
231,669	Westlake Automobile Receivables
	Trust, Ser 2011-1A, Class A3, 144a,
	1.490%, 6/16/14	232,253
500,000	Westlake Automobile Receivables
	Trust, Ser 2012-1A, Class A2, 144a,
	1.030%, 3/15/16	500,530
370,000	World Financial Network Credit Card
	Master Trust, Ser 2009-D, Class A,
	4.660%, 5/15/17	378,217
685,000	World Financial Network Credit Card
	Master Trust, Ser 2010-A, Class A,
	3.960%, 4/15/19	738,449
900,000	World Financial Network Credit Card
	Master Trust, Ser 2011-A, Class A,
	1.680%, 8/15/18	916,303
735,000	World Omni Auto Receivables Trust,
	Ser 2012-B, Class A4,
	0.810%, 1/15/19	735,553
	Total Asset-Backed Securities	$27,773,260

	Corporate Bonds — 29.3%

	Financials — 17.1%
375,453	Ahold Lease Series 2001-A-1 Pass
	Through Trust, 7.820%, 1/2/20(B)	427,547
625,000	American Express Co.,
	6.800%, 9/1/66(A)	671,094
250,000	American International Group, Inc.,
	3.000%, 3/20/15	260,129
315,000	American International Group, Inc.,
	4.250%, 5/15/13	318,827
134,000	Bank of America Corp.,
	7.800%, 9/15/16	156,481
500,000	Bank of America NA, 5.300%, 3/15/17	562,355
215,000	Barclays Bank PLC, 2.500%, 1/23/13	215,268
500,000	Barclays Bank PLC, 5.200%, 7/10/14	532,008
500,000	Citigroup, Inc., 5.000%, 9/15/14	526,044
195,000	CME Group, Inc., 5.750%, 2/15/14	205,931
305,000	Credit Suisse/New York MTN,
	5.000%, 5/15/13	310,021
900,000	FDIC Structured Sale Guaranteed
	Notes, 144a, 0.000%, 10/25/13#	898,299
335,000	FMR LLC, 144a, 4.750%, 3/1/13	337,266
502,000	General Electric Capital Corp. MTN,
	1.875%, 9/16/13	506,951
525,000	Hartford Financial Services Group, Inc.,
	5.500%, 10/15/16	587,625
500,000	HSBC Finance Corp., 5.500%, 1/19/16	558,728
625,000	JPMorgan Chase & Co., 4.750%, 3/1/15	674,262
355,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	399,365
600,000	Mellon Funding Corp.,
	5.000%, 12/1/14	644,945

29

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 29.3% (Continued)

	Financials — (Continued)
$525,000	Metropolitan Life Insurance Co., 144a,
	7.700%, 11/1/15	$610,781
250,000	Morgan Stanley, 4.750%, 4/1/14	258,869
205,000	Morgan Stanley, 5.300%, 3/1/13	206,120
215,000	National Australia Bank Ltd., 144a,
	1.700%, 12/10/13	217,305
300,000	Provident Bank of Maryland,
	9.500%, 5/1/18	309,660
427,500	Prudential Covered Trust 2012-1, 144a,
	2.997%, 9/30/15	443,323
375,000	Rio Tinto Finance USA Ltd.,
	8.950%, 5/1/14	414,646
550,000	Simon Property Group LP,
	6.750%, 5/15/14	586,672
500,000	SunTrust Bank/Atlanta GA,
	0.608%, 4/1/15(A)	487,914
650,000	TIAA Global Markets, Inc., 144a,
	4.950%, 7/15/13	666,037
500,000	Torchmark Corp., 7.375%, 8/1/13	518,182
500,000	UBS AG/Stamford CT, 3.875%, 1/15/15	528,331
450,000	Ventas Realty LP/Ventas Capital Corp.,
	3.125%, 11/30/15	474,405
500,000	Vornado Realty LP, 4.250%, 4/1/15	528,506
330,000	Wachovia Corp., 5.250%, 8/1/14	351,892
291,400	WHC-IRS Trust, 6.980%, 5/15/15	313,604
		15,709,393

	Industrials — 4.4%
227,000	Caterpillar, Inc., 7.000%, 12/15/13	240,932
440,726	CSX Transportation, Inc.,
	8.375%, 10/15/14	489,206
300,000	Equifax, Inc., 4.450%, 12/1/14	316,311
95,217	Federal Express Corp. 1995 Pass
	Through Trust, 7.110%, 1/2/14	98,550
215,000	Federal Express Corp. 2012 Pass
	Through Trust, 144a,
	2.625%, 1/15/18	216,974
255,447	GATX Corp. 2008-2 Pass Through Trust,
	9.000%, 11/15/13	272,113
450,000	Joy Global, Inc., 6.000%, 11/15/16	516,535
78,758	Petrodrill Five Ltd., 4.390%, 4/15/16	82,624
102,093	Petrodrill Four Ltd., 4.240%, 1/15/16	105,393
435,000	Roper Industries, Inc., 6.625%, 8/15/13	450,493
400,000	Ryder System, Inc. MTN,
	7.200%, 9/1/15	458,106
706,923	Union Pacific Railroad Co. 1998 Pass
	Through Trust, 6.330%, 1/2/20	798,244
		4,045,481

	Energy — 1.5%
400,000	BP Capital Markets PLC,
	5.250%, 11/7/13	416,243
300,300	Maritimes & Northeast Pipeline LLC,
	144a, 7.500%, 5/31/14	315,826
350,000	Noble Corp., 5.875%, 6/1/13	357,283
315,000	Noble Energy, Inc., 5.250%, 4/15/14	329,947
		1,419,299

	Consumer Staples — 1.3%
495,000	Coca-Cola Refreshments USA, Inc.,
	7.375%, 3/3/14	534,345
656,472	CVS Pass-Through Trust, 144a,
	6.117%, 1/10/13	656,472
		1,190,817

	Information Technology — 1.3%
505,000	Amphenol Corp., 4.750%, 11/15/14	538,082
150,000	Analog Devices, Inc., 5.000%, 7/1/14	159,524
450,000	Hewlett-Packard Co., 3.000%, 9/15/16	452,879
		1,150,485

	Telecommunication Services — 1.2%
119,445	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	126,313
250,000	Comcast Cable Holdings LLC,
	7.875%, 8/1/13	260,486
650,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	682,878
		1,069,677

	Materials — 1.1%
144,001	Dow Chemical Co. (The),
	7.600%, 5/15/14	157,217
500,000	Potash Corp. of Saskatchewan, Inc.,
	5.250%, 5/15/14	530,878
325,000	Westvaco Corp., 7.650%, 3/15/27	351,991
		1,040,086

	Utilities — 0.8%
371,978	Great River Energy, 144a,
	5.829%, 7/1/17	395,610
298,000	Monongahela Power Co., Inc., 144a,
	7.950%, 12/15/13	317,685
		713,295

	Consumer Discretionary — 0.6%
500,000	Staples, Inc., 9.750%, 1/15/14	543,598
	Total Corporate Bonds	$26,882,131

	Commercial Mortgage-Backed Securities — 15.1%
735,000	American Tower Trust, Ser 2007-1A,
	Class AFX, 144a, 5.420%, 4/15/37	753,885
375,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.077%, 11/10/42(A)	382,353
940,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class A4, 5.190%, 9/10/47(A)	1,047,210

30

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 15.1%
	(Continued)
$565,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.635%, 7/10/46	$646,378
275,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AM,
	5.635%, 4/10/49(A)	312,922
415,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41††	449,775
750,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.715%, 6/11/40(A)	888,404
400,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class A4, 5.658%, 10/15/48	412,274
617,438	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2007-CD5,
	Class A4, 5.886%, 11/15/44(A)	729,600
79,136	Commercial Mortgage Asset Trust, Ser
	1999-C1, Class A4,
	6.975%, 1/17/32(A)	79,464
573,333	Commercial Mortgage Pass Through
	Certificates, Ser 2004-LB2A, Class
	A4, 4.715%, 3/10/39	593,445
350,000	Commercial Mortgage Pass Through
	Certificates, Ser 2012-9W57, Class A,
	144a, 2.365%, 2/10/29	367,062
739,501	Commercial Mortgage Pass Through
	Certificates, Ser 2012-CR4, Class A1,
	0.704%, 10/15/45	739,500
390,000	Credit Suisse Mortgage Capital
	Certificates, Ser 2006-C3, Class A3,
	5.786%, 6/15/38(A)	442,723
122,158	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	128,304
320,000	Fontainebleau Miami Beach Trust, Ser
	2012-FBLU, Class A, 144a,
	2.887%, 5/5/27	330,946
121,436	GE Capital Commercial Mortgage
	Corp., Ser 2003-C2, Class A4,
	5.145%, 7/10/37	122,691
159,718	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C1, Class
	A2, 4.079%, 5/10/36	160,196
234,944	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C2, Class
	A2, 5.444%, 5/10/40(A)	238,379
873,525	Greenwich Capital Commercial
	Funding Corp., Ser 2004-GG1, Class
	A7, 5.317%, 6/10/36(A)	910,389
299,159	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-CB6, Class A2,
	5.255%, 7/12/37(A)	303,168
76,969	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP3, Class A3,
	4.959%, 8/15/42	77,548
805,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-CB18, Class A4,
	5.440%, 6/12/47	926,518
107,198	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C7, Class A3,
	4.559%, 9/15/27(A)††	107,141
715,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class A4,
	5.156%, 2/15/31††	798,247
327,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class AM,
	5.217%, 2/15/31(A)††	360,534
274,951	Merrill Lynch Mortgage Investors, Inc.,
	Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	304,525
320,206	Morgan Stanley Capital I, Ser
	2004-IQ7, Class A4,
	5.395%, 6/15/38(A)	334,083
450,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	494,048
322,981	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C21, Class A4,
	5.240%, 10/15/44(A)	357,515
	Total Commercial
	Mortgage-Backed Securities	$13,799,227

	U.S. Government Mortgage-Backed
	Obligations — 5.7%
79,281	FHLMC, Pool #C66916, 7.000%, 5/1/32	92,922
48,621	FHLMC, Pool #D94598, 6.500%, 4/1/21	54,211
217,516	FHLMC, Pool #G01840, 5.000%, 7/1/35	235,148
48,262	FHLMC, Pool #G30085,
	7.500%, 10/1/17	53,012
335,691	FNMA, Pool #256272, 5.500%, 6/1/26	366,416
545,031	FNMA, Pool #256852, 6.000%, 8/1/27	596,365
1,529	FNMA, Pool #323441, 7.000%, 12/1/13	1,530
78,424	FNMA, Pool #323832, 7.500%, 7/1/29	94,533
5,210	FNMA, Pool #334593, 7.000%, 5/1/24	6,105
36,127	FNMA, Pool #546474, 7.000%, 1/1/15	36,123
142,352	FNMA, Pool #665773, 7.500%, 6/1/31	169,898
738,058	FNMA, Pool #725424, 5.500%, 4/1/34	811,147
140,616	FNMA, Pool #735484, 5.000%, 5/1/35	153,035
356,944	FNMA, Pool #735893, 5.000%, 10/1/35	388,491
423,997	FNMA, Pool #960376, 5.500%, 12/1/37	460,751
323,109	FNMA, Pool #AE0363, 5.000%, 7/1/37	351,176
159,118	FNMA, Pool #AL0302, 5.000%, 4/1/24	172,298
606,139	FNMA, Pool #AL2591, 5.500%, 5/1/38	650,632
553	GNMA, Pool #2707, 5.500%, 1/20/14	595
745	GNMA, Pool #2802, 5.500%, 7/20/14	744
10,164	GNMA, Pool #2843, 5.500%, 11/20/14	10,946

31

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 5.7% (Continued)
$33,612	GNMA, Pool #344233, 8.000%, 2/15/23	$39,683
88,606	GNMA, Pool #345123,
	8.000%, 12/15/23	105,877
16,379	GNMA, Pool #569337, 6.500%, 4/15/22	18,697
43,657	GNMA, Pool #578189, 6.000%, 2/15/32	49,310
41,673	GNMA, Pool #780322,
	8.000%, 11/15/22	45,249
12,735	GNMA, Pool #780327,
	8.000%, 11/15/17	13,652
30,365	GNMA, Pool #814, 8.000%, 8/20/17	33,348
7,287	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	7,606
164,215	GNMA, Pool #894160,
	2.089%, 6/20/61(A)	170,938
	Total U.S. Government
	Mortgage-Backed Obligations	$5,190,438

	Agency Collateralized Mortgage
	Obligations — 4.7%
174,113	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	185,960
285,558	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	298,494
134,042	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	139,104
253,117	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	275,387
64,167	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	66,058
717,286	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	761,516
897,428	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	904,108
360,268	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	401,203
69,275	GNMA, Ser 2004-12, Class BA,
	4.807%, 8/16/32	70,197
61,191	GNMA, Ser 2005-76, Class A,
	3.963%, 5/16/30	62,039
412,198	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	419,457
355,748	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	362,389
322,577	NCUA Guaranteed Notes, Ser 2010-C1,
	Class A1, 1.600%, 10/29/20	327,752
	Total Agency Collateralized
	Mortgage Obligations	$4,273,664

	U.S. Government Agency Obligations — 4.1%
955,000	Government Trust Certificate,
	0.000%, 5/15/15#	927,631
583,000	Government Trust Certificate,
	0.000%, 10/1/16#	557,017
600,000	Overseas Private Investment Corp.,
	0.000%, 4/30/15#	601,032
96,264	Small Business Administration
	Participation Certificates,
	5.800%, 12/1/18	105,059
120,347	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	133,719
101,994	Small Business Administration
	Participation Certificates, Ser
	2002-20C, Class 1, 6.070%, 3/1/22	113,611
119,851	Small Business Administration
	Participation Certificates, Ser
	2008-10B, Class 1, 4.580%, 3/1/18	127,386
208,472	Small Business Administration Pools,
	503795, 0.750%, 6/25/22(A)	209,354
131,253	Small Business Administration Pools,
	506207, 1.000%, 11/25/14(A)	131,124
92,561	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	94,525
354,883	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	355,581
259,449	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	260,921
114,234	United States Small Business Adminis-
	tration, Ser 2004-P10A, Class 1,
	4.504%, 2/1/14	117,168
	Total U.S. Government Agency
	Obligations	$3,734,128

	U.S. Treasury Obligations — 2.8%
700,000	U.S. Treasury Note, 1.750%, 7/31/15	725,593
1,700,000	U.S. Treasury Note, 2.750%, 11/30/16	1,846,625
	Total U.S. Treasury Obligations	$2,572,218

	Municipal Bonds — 2.0%

	California — 0.2%
180,000	Southern California Public Power
	Authority, Rev, Ser 2010-B,
	3.326%, 7/1/14	185,045

	Connecticut — 0.5%
425,000	State of Connecticut, Ser A, UTGO,
	1.010%, 5/15/18(A)	431,341

	District of Columbia — 0.2%
210,000	District of Columbia, UTGO,
	2.585%, 6/1/13	211,791

	Louisiana — 0.8%
744,686	Louisiana Local Government
	Environmental Facilities &
	Community Development
	Authority, 1.520%, 2/1/18	751,835

32

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 2.0% (Continued)

	Michigan — 0.3%
$300,000	Michigan State Strategic Fund, Waste
	Management, Inc. Project,
	3.200%, 8/1/27(A)	$304,698
	Total Municipal Bonds	1,884,710

	Non-Agency Collateralized Mortgage
	Obligations — 2.0%
361,819	Chase Mortgage Finance Corp., Ser
	2003-S12, Class 2A1,
	5.000%, 12/25/18	368,651
262,159	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	264,864
850,732	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S1, Class 2A, 144a,
	3.250%, 4/25/38	899,915
259,009	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	268,427
26,864	GSR Mortgage Loan Trust, Ser 2003-7F,
	Class 1A3, 5.250%, 6/25/33	26,818

	Total Non-Agency Collateralized
	Mortgage Obligations	$1,828,675

Shares

	Investment Fund — 3.8%
3,458,282	Touchstone Institutional Money
	Market Fund^	$3,458,282

	Total Investment Securities —99.8%
	(Cost $90,750,996)	$91,396,733

	Other Assets in Excess
	of Liabilities — 0.2%	226,237

	Net Assets — 100.0%	$91,622,970

#	Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2012.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

NCUA - National Credit Union Administration

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $17,331,521 or 18.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

33

Touchstone Short Duration Fixed Income Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Asset-Backed
Securities $	—	$27,773,260	$—	$27,773,260
Corporate
Bonds	—	26,882,131	—	26,882,131
Commercial
Mortgage-Backed
Securities	—	13,799,227	—	13,799,227
U.S.
Government
Mortgage-Backed
Obligations	—	5,190,438	—	5,190,438
Agency
Collateralized
Mortgage
Obligations	—	4,273,664	—	4,273,664
U.S.
Government
Agency
Obligations	—	3,734,128	—	3,734,128
U.S. Treasury
Obligations	—	2,572,218	—	2,572,218
Municipal
Bonds	—	1,884,710	—	1,884,710
Non-Agency
Collateralized
Mortgage
Obligations	—	1,828,675	—	1,828,675
Investment
Fund	3,458,282	—	—	3,458,282

				$91,396,733

See accompanying Notes to Portfolio of Investments.

34

Portfolio of Investments

Touchstone Small Cap Core Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%
Financials — 22.8%
Alexander & Baldwin, Inc.*	489,708	$14,382,725
Alleghany Corp.*	28,452	9,543,370
Eaton Vance Corp.	708,671	22,571,171
First Industrial Realty Trust, Inc. REIT*	897,861	12,641,883
Hatteras Financial Corp. REIT	444,515	11,028,417
MBIA, Inc.†*	1,530,804	12,016,811
Montpelier Re Holdings Ltd. (Bermuda)	808,412	18,480,298
Tejon Ranch Co.*	414,519	11,639,694
White Mountains Insurance Group Ltd.
(Bermuda)	28,434	14,643,510
		126,947,879

Industrials — 17.6%
Corrections Corp. of America	649,903	23,052,059
Kaman Corp.	434,578	15,992,470
Matson, Inc.	752,346	18,597,993
Old Dominion Freight Line, Inc.*	816,434	27,987,358
Ritchie Bros Auctioneers, Inc. (Canada)†	584,021	12,200,199
		97,830,079

Materials — 15.3%
Albemarle Corp.	401,323	24,930,185
Kraton Performance Polymers, Inc.*	488,249	11,732,623
Martin Marietta Materials, Inc.†	112,392	10,596,318
NewMarket Corp.	103,303	27,086,047
Tredegar Corp.	544,865	11,126,143
		85,471,316

Consumer Discretionary — 14.1%
American Eagle Outfitters, Inc.	589,629	12,093,291
Cabela's, Inc.*	515,144	21,507,262
Columbia Sportswear Co.†	212,631	11,345,990
Service Corp. International	1,758,530	24,285,299
Sturm Ruger & Co., Inc.†	202,242	9,181,787
		78,413,629

Consumer Staples — 9.6%
Energizer Holdings, Inc.	144,127	11,527,277
Nu Skin Enterprises, Inc. Class A†	452,695	16,772,350
Pricesmart, Inc.	327,415	25,227,326
		53,526,953

Information Technology — 8.0%
Advent Software, Inc.*	484,605	10,360,855
Micrel, Inc.	1,371,895	13,033,002
ValueClick, Inc.*	1,084,334	21,046,924
		44,440,781

Energy — 7.4%
Atwood Oceanics, Inc.*	544,896	24,950,788
Kinder Morgan Management LLC*	2	150
World Fuel Services Corp.	403,519	16,612,877
		41,563,815

Health Care — 3.9%
Tenet Healthcare Corp.*	663,677	21,549,592
Total Common Stocks		$549,744,044

Investment Funds — 15.0%
Invesco Government & Agency
Portfolio**	71,164,810	71,164,810
Touchstone Institutional Money Market
Fund^	12,259,980	12,259,980
Total Investment Funds		$83,424,790

Total Investment Securities —113.7%
(Cost $555,759,007)		$633,168,834

Liabilities in Excess of Other Assets — (13.7%)		(76,499,580)

Net Assets — 100.0%		$556,669,254

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $71,242,471.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$549,744,044	$—	$—	$549,744,044
Investment
Funds	83,424,790	—	—	83,424,790
				$633,168,834

See accompanying Notes to Portfolio of Investments.

35

Portfolio of Investments

Touchstone Small Cap Value Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%
Industrials — 22.5%
ABM Industries, Inc.	39,570	$789,422
Barnes Group, Inc.	9,080	203,937
Brady Corp.- Class A	16,195	540,913
Briggs & Stratton Corp.	12,050	254,014
Con-way, Inc.	18,540	515,783
Curtiss-Wright Corp.	21,488	705,451
Harsco Corp.	26,960	633,560
Kaydon Corp.	27,890	667,408
Knight Transportation, Inc.	59,180	865,803
Knoll, Inc.	24,590	377,702
Primoris Services Corp.	14,270	214,621
Resources Connection, Inc.	57,355	684,819
Ritchie Bros Auctioneers, Inc.†	28,520	595,783
Ryder System, Inc.	6,540	326,542
United Stationers, Inc.	11,800	365,682
		7,741,440

Financials — 17.9%
Anworth Mortgage Asset Corp. REIT	51,180	295,820
Brookline Bancorp, Inc.	50,380	428,230
Capitol Federal Financial, Inc.	37,287	435,885
Cohen & Steers, Inc.†	3,370	102,684
CVB Financial Corp.	12,580	130,832
Evercore Partners, Inc. - Class A	20,005	603,952
First Financial Bancorp	27,534	402,547
Greenhill & Co., Inc.	8,550	444,514
Hanover Insurance Group, Inc. (The)	14,160	548,558
Hercules Technology Growth Capital,
Inc.	46,619	518,869
Iberiabank Corp.	15,671	769,760
Infinity Property & Casualty Corp.	8,410	489,798
Manning & Napier, Inc.	27,870	351,162
Potlatch Corp. REIT	9,270	363,291
Sterling BanCorp./NY	29,065	264,782
		6,150,684

Information Technology — 14.5%
ADTRAN, Inc.†	29,345	573,401
Brooks Automation, Inc.	71,051	571,961
Cohu, Inc.	36,086	391,172
Forrester Research, Inc.	15,070	403,876
Intersil Corp.- Class A	86,550	717,500
Methode Electronics, Inc.	43,020	431,491
Micrel, Inc.	80,115	761,092
MKS Instruments, Inc.	23,400	603,252
Tessera Technologies, Inc.	32,810	538,740
		4,992,485

Consumer Discretionary — 12.4%
Columbia Sportswear Co.†	6,170	329,231
Dana Holding Corp.	27,670	431,929
Ethan Allen Interiors, Inc.	3,400	87,414
Finish Line, Inc. (The) - Class A	25,000	473,250
Fred's, Inc. - Class A	18,409	245,024
Guess?, Inc.	20,610	505,769
Hillenbrand, Inc.	15,890	359,273
Jones Group, Inc. (The)	23,090	255,375
Men's Wearhouse, Inc. (The)	18,325	571,007
Regis Corp.	16,050	271,566
Sotheby's	21,890	735,942
		4,265,780

Materials — 9.8%
AMCOL International Corp.	14,640	449,155
Globe Specialty Metals, Inc.	41,030	564,162
Haynes International, Inc.	10,860	563,308
Kronos Worldwide, Inc.†	27,660	539,370
Noranda Aluminum Holding Corp.	96,310	588,454
Schnitzer Steel Industries, Inc.- Class A	21,650	656,644
		3,361,093

Energy — 8.9%
Bristow Group, Inc.	6,405	343,692
CARBO Ceramics, Inc.†	8,720	683,125
EXCO Resources, Inc.†	90,180	610,519
Tidewater, Inc.	11,920	532,586
Tsakos Energy Navigation Ltd.	46,290	173,588
W&T Offshore, Inc.	43,515	697,545
		3,041,055

Health Care — 5.4%
Hill-Rom Holdings, Inc.	12,579	358,502
Meridian Bioscience, Inc.	27,695	560,824
Quality Systems, Inc.	15,742	273,281
STERIS Corp.	19,180	666,121
		1,858,728

Consumer Staples — 4.9%
Andersons, Inc. (The)	14,235	610,682
Fresh del Monte Produce, Inc.	22,340	588,659
Universal Corp.	9,790	488,619
		1,687,960

Utilities — 2.7%
ALLETE, Inc.	6,980	286,040
Black Hills Corp.	17,230	626,138
		912,178
Total Common Stocks		$34,011,403

Investment Funds — 10.3%
Invesco Government & Agency
Portfolio**	2,933,961	2,933,961
Touchstone Institutional Money Market
Fund^	614,564	614,564
Total Investment Funds		$3,548,525

36

Touchstone Small Cap Value Fund (Continued)

Market
Value

Total Investment Securities —109.3%
(Cost $36,290,924)	$37,559,928

Liabilities in Excess of Other Assets — (9.3%)	(3,196,823)

Net Assets — 100.0%	$34,363,105

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $2,878,713.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$34,011,403	$—	$—	$34,011,403
Investment
Funds	3,548,525	—	—	3,548,525

				$37,559,928

See accompanying Notes to Portfolio of Investments.

37

Portfolio of Investments

Touchstone Total Return Bond Fund – December 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 36.5%

	Financials — 11.6%
$2,000,000	American Express Credit Corp. MTN,
	1.750%, 6/12/15	$2,041,888
1,081,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,322,228
799,732	EJM Airport LLC, 6.271%, 5/15/20	955,911
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	2,030,120
1,417,000	Ford Motor Credit Co. LLC,
	5.625%, 9/15/15	1,551,663
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,904,805
1,260,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/1/18	1,862,553
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,781,414
2,000,000	Torchmark Corp., 3.800%, 9/15/22	2,049,588
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,807,840
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	1,990,000
		19,298,010

	Industrials — 10.6%
62,819	Astro Offshore Corp.,
	6.000%, 12/20/19	70,736
151,226	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	165,963
153,777	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	166,919
598,106	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	668,712
389,000	Canal Barge Co., Inc., 4.500%, 11/12/34	459,375
1,706,956	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,928,861
670,933	CSX Transportation, Inc.,
	6.251%, 1/15/23	811,829
300,000	CSX Transportation, Inc.,
	6.550%, 6/15/13	308,011
1,786,477	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,947,260
1,277,240	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,424,123
127,655	Federal Express Corp. 1999 Pass

	Through Trust, 7.650%, 1/15/22	157,015

1,350,000	Kansas City Southern DE Mexico SA

	DE CV, 8.000%, 2/1/18	1,488,375
202,000	Matson Navigation Co., Inc.,

	5.337%, 9/4/28	230,668

1,309,667	Southwest Airlines Co. 2007-1 Pass

	Through Trust, 6.150%, 8/1/22	1,532,311
165,835	Sterling Equipment, 6.125%, 9/28/19	185,295

144,157	Union Pacific Railroad Co. 2001 Pass

	Through Trust, 6.630%, 1/27/22	165,178

1,174,376	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,310,005

586,277	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	687,755
1,686,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,922,040
1,701,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,985,453
		17,615,884

	Utilities — 7.2%
1,794,496	Bruce Mansfield Unit, 6.850%, 6/1/34	1,869,865
450,000	California Water Service Co.,
	5.500%, 12/1/40	552,076
1,600,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	2,064,107
1,330,000	Dominion Resources, Inc.,
	2.611%, 9/30/66(A)	1,242,922
1,775,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,949,183
99,000	National Fuel Gas Co., 8.750%, 5/1/19	129,275
375,000	Nevada Power Co., 5.875%, 1/15/15	412,897
1,265,000	Nevada Power Co., 6.500%, 8/1/18	1,589,404
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	2,135,000
		11,944,729

	Consumer Staples — 2.0%
1,476,332	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,528,004
1,585,729	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,854,145
		3,382,149

	Energy — 1.8%
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,343,842
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,626,607
		2,970,449

	Consumer Discretionary — 1.0%
1,625,000	Royal Caribbean Cruises Ltd.,
	7.000%, 6/15/13	1,665,625

	Telecommunication Services — 0.9%
1,500,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	1,575,872

	Transportation — 0.7%
1,031,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,230,016

	Health Care — 0.7%
1,075,000	HCA, Inc., 7.250%, 9/15/20	1,190,562
	Total Corporate Bonds	$60,873,296

38

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 21.8%
$1,467,700	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	$1,534,425
1,391,797	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,416,965
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	678,659
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,653,376
38,054	Oncor Electric Delivery Transition
	Bond Co. LLC, Ser 2003-1, Class A3,
	4.950%, 2/15/15	38,268
94,798	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	104,625
630,997	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	691,941
10,132	Small Business Administration
	Participation Certificates, Ser
	2003-10B, Class 1, 3.390%, 3/1/13	10,177
555,768	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	613,921
159,922	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	176,765
105,803	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	118,129
708,648	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	777,766
103,605	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	106,819
535,954	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	599,231
461,316	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	517,314
2,310,350	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	2,634,077
791,703	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	911,008
1,683,990	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,929,714
430,774	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	484,964
1,530,687	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,760,221
1,847,011	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	2,123,691
739,315	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	863,823
1,718,841	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,967,883
1,057,535	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	1,217,448
1,257,980	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,484,434
1,377,542	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,548,299
1,400,303	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,567,925
343,861	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	381,904
1,652,956	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,837,077
1,106,932	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	1,260,853
474,975	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	518,353
1,600,586	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,745,220
1,049,828	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,131,769
1,904,784	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,916,411
	Total Asset-Backed Securities	$36,323,455

	U.S. Government Mortgage-Backed
	Obligations — 18.9%
520,038	FHLMC, Pool #A89148,
	4.000%, 10/1/39	555,332
234,167	FNMA, Pool #465711, 4.680%, 8/1/28	269,342
1,670,571	FNMA, Pool #469616, 3.500%, 11/1/21	1,813,592
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,840,148
1,845,244	FNMA, Pool #745275, 5.000%, 2/1/36	2,006,836
119,966	FNMA, Pool #874210, 5.260%, 1/1/25	141,573
78,958	FNMA, Pool #888829, 5.832%, 6/1/37	92,880

39

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 18.9% (Continued)
$174,902	FNMA, Pool #958736, 4.940%, 5/1/19	$200,733
525,877	FNMA, Pool #AB1152, 4.000%, 6/1/25	563,274
309,638	FNMA, Pool #AB3876, 4.000%, 11/1/41	336,130
450,626	FNMA, Pool #AD0101, 4.880%, 7/1/19	523,196
517,524	FNMA, Pool #AD0166, 4.876%, 8/1/19	601,614
191,897	FNMA, Pool #AD0342, 4.640%, 10/1/19	224,472
459,043	FNMA, Pool #AD0786, 4.501%, 1/1/20	535,658
534,363	FNMA, Pool #AD0910, 4.601%, 4/1/20	624,751
165,262	FNMA, Pool #AD1608, 4.000%, 2/1/25	177,014
911,478	FNMA, Pool #AD1656, 4.500%, 3/1/40	987,759
557,427	FNMA, Pool #AE0209, 4.331%, 6/1/20	647,543
1,307,984	FNMA, Pool #AE0446, 4.087%, 9/1/20	1,500,948
1,043,572	FNMA, Pool #AE2771, 3.500%, 8/1/26	1,123,655
942,937	FNMA, Pool #AE8886, 3.500%, 12/1/25	1,000,859
495,456	FNMA, Pool #AH1519, 3.500%, 12/1/25	525,891
358,523	FNMA, Pool #AH6301, 4.000%, 5/1/26	384,131
541,320	FNMA, Pool #AH8854, 4.500%, 4/1/41	594,405
832,866	FNMA, Pool #AI1856, 4.500%, 5/1/41	924,691
407,852	FNMA, Pool #AL0247, 4.000%, 4/1/41	454,346
2,000,000	FNMA, Pool #AM0566, 1.940%, 9/1/19	2,062,931
56,405	GNMA, Pool #4441, 5.000%, 5/20/39	59,280
2,429,309	GNMA, Pool #5276, 3.000%, 1/20/27	2,598,728
2,019,929	GNMA, Pool #710077, 4.700%, 5/20/61	2,295,748
273,334	GNMA, Pool #751408, 4.826%, 6/20/61	317,903
769,789	GNMA, Pool #751409, 4.626%, 7/20/61	866,556
399,195	GNMA, Pool #752631,
	4.500%, 10/20/40	444,371
741,664	GNMA, Pool #756686, 4.697%, 9/20/61	847,319
567,932	GNMA, Pool #757327, 4.295%, 7/20/61	641,670
2,413,950	GNMA, Pool #766517, 4.661%, 4/20/62	2,783,482
	Total U.S. Government
	Mortgage-Backed Obligations	$31,568,761

	Agency Collateralized Mortgage
	Obligations — 10.3%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.770%, 4/25/44(A)	1,094,321
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.037%, 5/25/45(A)	1,020,345
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.818%, 5/25/19(A)	1,077,431
612,858	GNMA, Ser 2008-39, Class B,
	4.549%, 6/16/28	623,392
207,402	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	214,128
875,000	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	919,150
365,186	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	381,724
2,300,000	GNMA, Ser 2010-22, Class AD,
	3.633%, 10/16/39	2,436,369
518,498	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	535,691
1,500,000	GNMA, Ser 2011-1, Class B,
	4.344%, 6/16/41(A)	1,641,492
1,005,107	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	1,036,181
1,795,567	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	1,833,507
981,070	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	996,705
711,363	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	724,417
2,542,895	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	2,668,094
	Total Agency Collateralized
	Mortgage Obligations	$17,202,947

	U.S. Treasury Obligations — 4.4%
1,800,000	U.S. Treasury Note, 0.750%, 3/31/13	1,802,884
2,510,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/25#	1,872,475
3,035,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/30#	1,863,041
3,550,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/35#	1,812,815
	Total U.S. Treasury Obligations	$7,351,215

	Commercial Mortgage-Backed Securities — 5.1%
1,350,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.702%, 12/10/49(A)	1,590,517
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	427,492
1,490,750	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG5, Class
	A5, 5.224%, 4/10/37(A)	1,647,104
1,425,000	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.789%, 8/10/45(A)	1,642,891
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	217,538
437,482	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	437,914
1,000,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-LDPX, Class A3S,
	5.317%, 1/15/49	1,031,542
1,400,000	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-3, Class AM,
	5.456%, 7/12/46(A)	1,560,535
	Total Commercial
	Mortgage-Backed Securities	$8,555,533

40

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 1.0%
$3,711	FHA Reilly, 6.840%, 6/1/14	$3,581
27,693	FHA USGI, 7.430%, 8/1/23	27,693
72,536	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	78,631
180,478	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	199,669
1,150,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,375,642
	Total U.S. Government Agency
	Obligations	$1,685,216

	Sovereign Government Obligations — 0.6%
12,195	Ecuador Government AID Bond,
	7.050%, 5/1/15	13,264
785,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,057,669
	Total Sovereign Government
	Obligations	$1,070,933

	Non-Agency Collateralized Mortgage
	Obligation — 0.1%
209,531	Federal Agricultural Mortgage Corp.,
	Ser AM-1003, Class 1,
	6.778%, 4/25/13(A)	211,628

		Market
Shares		Value

	Investment Fund — 0.5%
787,956	Touchstone Institutional Money
	Market Fund^	$787,956

	Total Investment Securities —99.2%
	(Cost $160,682,224)	$165,630,940

	Other Assets in Excess of
	Liabilities — 0.8%	1,372,866

	Net Assets — 100.0%	$167,003,806

#	Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

^	Affiliated Fund.

Portfolio Abbreviations:

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31 2012, these securities were valued at $11,277,483 or 6.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

41

Touchstone Total Return Bond Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate
Bonds	$—	$60,873,296	$—	$60,873,296
Asset-Backed
Securities	—	36,323,455	—	36,323,455
U.S.
Government
Mortgage-Backed
Obligations	—	31,568,761	—	31,568,761
Agency
Collateralized
Mortgage
Obligations	—	17,202,947	—	17,202,947
U.S. Treasury
Obligations	—	7,351,215	—	7,351,215
Commercial
Mortgage-Backed
Securities	—	8,555,533	—	8,555,533
U.S.
Government
Agency
Obligations	—	1,685,216	—	1,685,216
Sovereign
Government
Obligations	—	1,070,933	—	1,070,933
Non-Agency
Collateralized
Mortgage
Obligation	—	211,628	—	211,628
Investment
Fund	787,956	—	—	787,956
				$165,630,940

See accompanying Notes to Portfolio of Investments.

42

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 24.8%
	Utilities — 6.1%
$1,000,000	Dominion Resources, Inc. VA,
	5.150%, 7/15/15	$1,104,057
600,000	Entergy Mississippi, Inc.,
	5.150%, 2/1/13	602,007
4,350,000	Great Plains Energy, Inc.,
	2.750%, 8/15/13	4,395,092
5,500,000	Jemena Ltd., 144a,
	5.300%, 9/25/15	5,926,855
1,133,238	Kiowa Power Partners LLC, 144a,
	4.811%, 12/30/13	1,141,035
1,095,000	Metropolitan Edison Co.,
	4.950%, 3/15/13	1,104,164
1,200,000	National Fuel Gas Co.,
	5.250%, 3/1/13	1,208,884
550,000	NextEra Energy Capital Holdings,
	Inc., 2.550%, 11/15/13	558,687
1,515,000	NextEra Energy Capital Holdings,
	Inc., 5.350%, 6/15/13	1,546,117
125,000	Nisource Finance Corp.,
	6.150%, 3/1/13	126,038
7,000,000	Northern Indiana Public Service
	Co., 7.350%, 7/8/13	7,225,512
220,000	Ohio Power Co., 5.500%, 2/15/13	221,280
2,750,000	Pennsylvania Electric Co.,
	5.125%, 4/1/14	2,882,842
650,000	Portland General Electric Co. MTN,
	144a, 5.625%, 8/1/13	666,130
1,000,000	PPL Energy Supply LLC,
	5.400%, 8/15/14	1,066,182
1,000,000	PSEG Power LLC, 2.500%, 4/15/13	1,005,771
1,000,000	Sempra Energy, 2.000%, 3/15/14	1,015,130
1,571,000	SPI Electricity & Gas Australia
	Holdings Pty Ltd., 144a,
	6.150%, 11/15/13	1,624,373
1,675,000	Westar Energy, Inc., 6.000%, 7/1/14	1,793,702
		35,213,858

	Telecommunication Services — 0.2%
1,000,000	Verizon Communications, Inc.,
	5.250%, 4/15/13	1,013,690

	Materials — 0.2%
1,000,000	RPM International, Inc.,
	6.250%, 12/15/13	1,048,253

	Health Care — 0.2%
1,080,000	CareFusion Corp., 5.125%, 8/1/14	1,147,607

	Financials — 9.8%
600,000	Bank of America Corp. MTN,
	1.733%, 1/30/14(A)	605,011
1,441,000	Bank of Montreal, 2.125%, 6/28/13	1,453,221
1,900,000	Barclays Bank PLC, 2.500%, 1/23/13	1,902,366
1,830,000	Bear Stearns Cos. LLC (The),
	5.700%, 11/15/14††	1,988,610
1,200,000	Citigroup, Inc., 5.500%, 4/11/13	1,212,364
2,775,000	Daimler Finance North America
	LLC, 6.500%, 11/15/13	2,913,023
1,500,000	Daimler Finance North America
	LLC, 144a, 1.300%, 7/31/15	1,508,708
1,500,000	Deutsche Bank AG/London,
	2.375%, 1/11/13	1,500,735
1,780,000	Duke Realty LP, 5.400%, 8/15/14	1,890,616
1,200,000	ERAC USA Finance LLC, 144a,
	2.250%, 1/10/14	1,212,227
5,425,000	ERP Operating LP, 5.200%, 4/1/13	5,481,724
6,078,000	Genworth Financial, Inc.,
	5.750%, 6/15/14	6,388,561
1,030,000	Genworth Financial, Inc.,
	8.625%, 12/15/16	1,208,348
1,500,000	Goldman Sachs Group, Inc. (The),
	4.750%, 7/15/13	1,531,458
4,550,000	HCP, Inc., 2.700%, 2/1/14	4,631,659
1,250,000	JPMorgan Chase & Co. MTN,
	2.050%, 1/24/14	1,269,558
3,530,000	KeyCorp MTN, 6.500%, 5/14/13	3,605,768
700,000	Kimco Realty Corp., 4.820%, 6/1/14	736,268
1,500,000	Morgan Stanley, 5.300%, 3/1/13	1,508,198
1,600,000	National Australia Bank Ltd/New
	York MTN, 2.000%, 3/9/15	1,638,274
535,000	ProLogis LP, 7.625%, 8/15/14	585,243
880,000	Prudential Financial, Inc. MTN,
	3.875%, 1/14/15	931,074
1,500,000	Royal Bank of Canada,
	1.450%, 10/30/14	1,525,826
1,290,000	Simon Property Group LP,
	4.200%, 2/1/15	1,368,049
1,000,000	Simon Property Group LP,
	6.750%, 5/15/14	1,066,676
4,000,000	WEA Finance LLC / WT Finance
	Aust Pty Ltd., 144a,
	5.750%, 9/2/15	4,465,832
2,045,000	Xstrata Finance Canada Ltd., 144a,
	2.850%, 11/10/14	2,098,988
		56,228,385

	Energy — 4.2%
1,300,000	CenterPoint Energy Resources
	Corp., 5.950%, 1/15/14	1,364,627
1,700,000	Enbridge Energy Partners LP,
	4.750%, 6/1/13	1,723,457
2,000,000	Encana Corp., 4.750%, 10/15/13	2,060,344
4,500,000	Encana Holdings Finance Corp.,
	5.800%, 5/1/14	4,783,446
1,900,000	Enterprise Products Operating LLC,
	5.600%, 10/15/14	2,056,856
3,795,000	Enterprise Products Operating LLC,
	6.125%, 2/1/13	3,808,912
3,600,000	Petrohawk Energy Corp.,
	7.875%, 6/1/15	3,758,886

43

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 24.8% (Continued)
	Energy — (Continued)
$400,000	Ras Laffan Liquefied Natural Gas
	Co. Ltd. III, 144a,
	5.500%, 9/30/14	$430,599
900,000	Spectra Energy Capital LLC,
	5.668%, 8/15/14	965,670
1,500,000	Spectra Energy Capital LLC,
	5.900%, 9/15/13	1,552,323
1,225,000	Total Capital Canada Ltd.,
	1.625%, 1/28/14	1,241,775
		23,746,895

	Consumer Staples — 1.0%
2,500,000	Andrew W Mellon Foundation,
	3.950%, 8/1/14	2,636,600
1,000,000	Anheuser-Busch InBev Worldwide,
	Inc., 0.863%, 1/27/14(A)	1,005,273
2,125,000	Wesfarmers Ltd., 144a,
	6.998%, 4/10/13	2,160,154
		5,802,027

	Consumer Discretionary — 3.1%
940,000	Comcast Corp., 5.300%, 1/15/14	986,233
6,225,000	Glencore Funding LLC, 144a,
	6.000%, 4/15/14	6,574,565
1,800,000	Hutchison Whampoa International
	Ltd., 144a, 6.500%, 2/13/13	1,810,935
1,000,000	Marriott International, Inc. DE,
	5.625%, 2/15/13	1,005,375
7,089,000	Reed Elsevier Capital, Inc.,
	7.750%, 1/15/14	7,591,057
		17,968,165
	Total Corporate Bonds	$142,168,880

	Asset-Backed Securities — 23.6%
518,883	Ally Auto Receivables Trust, Ser
	2010-3, Class A3,
	1.110%, 10/15/14	520,042
25,470	Ally Auto Receivables Trust 2010-1,
	Ser 2010-1, Class A3,
	1.450%, 5/15/14	25,492
159,955	Ally Auto Receivables Trust 2010-2,
	Ser 2010-2, Class A3,
	1.380%, 7/15/14	160,210
483,872	Ally Auto Receivables Trust 2010-4,
	Ser 2010-4, Class A3,
	0.910%, 11/17/14	484,831
630,000	Ally Auto Receivables Trust 2010-5,
	Ser 2010-5, Class B, 144a,
	2.450%, 6/15/16	649,468
640,000	Ally Auto Receivables Trust 2012-1,
	Ser 2012-1, Class A3,
	0.930%, 2/16/16	643,993
1,147,090	AmeriCredit Automobile
	Receivables Trust 2009-1, Ser
	2009-1, Class B, 9.790%, 4/15/14	1,168,844
1,455,000	AmeriCredit Automobile
	Receivables Trust 2009-1, Ser
	2009-1, Class C,
	14.550%, 1/15/16	1,574,253
2,425,032	AmeriCredit Automobile
	Receivables Trust 2010-1, Ser
	2010-1, Class B,
	3.720%, 11/17/14	2,442,916
5,700,000	AmeriCredit Automobile
	Receivables Trust 2010-1, Ser
	2010-1, Class C, 5.190%, 8/17/15	5,936,088
333,912	AmeriCredit Automobile
	Receivables Trust 2011-5, Ser
	2011-5, Class A2, 1.190%, 8/8/15	335,024
3,000,000	AmeriCredit Automobile
	Receivables Trust 2011-5, Ser
	2011-5, Class C, 3.440%, 10/8/17	3,169,095
1,325,000	AmeriCredit Automobile
	Receivables Trust 2012-3, Ser
	2012-3, Class B, 1.590%, 8/8/15	1,340,325
5,394,751	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	5,395,371
703,235	Bank of America Auto Trust 2009-1,
	Ser 2009-1A, Class A4, 144a,
	3.520%, 6/15/16	704,045
1,369,276	Bank of America Auto Trust 2009-2,
	Ser 2009-2A, Class A4, 144a,
	3.030%, 10/15/16	1,375,161
5,286,396	California Republic Auto
	Receivables Trust 2012-1, Ser
	2012-1, Class A, 144a,
	1.180%, 8/15/17	5,285,624
1,257,541	Capital Auto Receivables Asset
	Trust, Ser 2008-2, Class B, 144a,
	6.460%, 12/15/14	1,268,640
5,000,000	Capital Auto Receivables Asset
	Trust, Ser 2008-2, Class C, 144a,
	7.960%, 12/15/14	5,154,405
4,215,000	Capital Auto Receivables Asset
	Trust, Ser 2008-2, Class D, 144a,
	8.250%, 12/15/14	4,351,865
1,865,947	Capital Auto Receivables Asset
	Trust, Ser 2008-A, Class B, 144a,
	6.890%, 1/15/15	1,884,565
1,300,000	CarMax Auto Owner Trust, Ser
	2011-3, Class A3,
	1.070%, 6/15/16	1,309,473
1,392,103	CarNow Auto Receivables Trust
	2012-1, Ser 2012-1A, Class A,
	144a, 2.090%, 1/15/15	1,392,648
6,000,000	Chrysler Financial Auto
	Securitization Trust 2010-A, Ser
	2010-A, Class C, 2.000%, 1/8/14	6,012,780
800,000	Citibank Credit Card Issuance Trust,
	Ser 2003-A10, Class A10,
	4.750%, 12/10/15	832,785

44

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 23.6% (Continued)
$990,735	Citigroup Mortgage Loan Trust,
	Inc., Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(A)	$992,231
3,705,992	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class
	M1, 0.700%, 12/25/35(A)	3,644,032
499,097	CPS Auto Receivables Trust
	2010-A, Ser 2010-A, Class A,
	144a, 2.890%, 3/15/16	499,384
2,205,372	DT Auto Owner Trust 2012-1, Ser
	2012-1A, Class A, 144a,
	1.050%, 1/15/15	2,206,576
1,023,956	Entergy Texas Restoration Funding
	LLC, Ser 2009-A, Class A1,
	2.120%, 2/1/16	1,041,444
904,981	Ford Credit Auto Owner Trust, Ser
	2009-A, Class A4,
	6.070%, 5/15/14	910,439
149,540	Ford Credit Auto Owner Trust, Ser
	2010-A, Class A3,
	1.320%, 6/15/14	149,682
1,050,000	Ford Credit Auto Owner Trust, Ser
	2010-B, Class B, 2.540%, 2/15/16	1,084,244
384,758	Honda Auto Receivables Owner
	Trust, Ser 2010-3, Class A3,
	0.700%, 4/21/14	385,092
1,200,000	Honda Auto Receivables Owner
	Trust, Ser 2011-3, Class A3,
	0.880%, 9/21/15	1,206,334
1,076,918	Hyundai Auto Receivables Trust,
	Ser 2009-A, Class A4,
	3.150%, 3/15/16	1,094,217
743,275	LAI Vehicle Lease Securitization
	Trust, Ser 2010-A, Class A, 144a,
	2.550%, 9/15/16	743,451
62,121	Mercedes-Benz Auto Receivables
	Trust 2009-1, Ser 2009-1, Class
	A3, 1.670%, 1/15/14	62,179
109,463	Mercedes-Benz Auto Receivables
	Trust 2010-1, Ser 2010-1, Class
	A3, 1.420%, 8/15/14	109,807
2,191,257	Montana Higher Education
	Student Assistance Corp., Ser
	2012-1, Class A1,
	0.811%, 9/20/22(A)	2,194,763
1,261,385	RAMP Trust, Ser 2003-RZ3, Class
	A6, 3.900%, 3/25/33	1,244,948
2,228,256	Santander Consumer Acquired
	Receivables Trust 2011-S1, Ser
	2011-S1A, Class B, 144a,
	1.660%, 8/15/16	2,246,982
2,350,000	Santander Consumer Acquired
	Receivables Trust 2011-WO, Ser
	2011-WO, Class B, 144a,
	2.320%, 4/15/15	2,375,977
2,909,071	Santander Drive Auto Receivables
	Trust 2010-1, Ser 2011-S1A,
	Class B, 144a, 1.480%, 5/15/17	2,917,792
3,250,000	Santander Drive Auto Receivables
	Trust 2010-2, Ser 2010-2, Class B,
	2.240%, 12/15/14	3,270,049
3,875,000	Santander Drive Auto Receivables
	Trust 2010-2, Ser 2010-2, Class C,
	3.890%, 7/17/17	4,007,200
3,820,000	Santander Drive Auto Receivables
	Trust 2010-3, Ser 2010-3, Class B,
	2.050%, 5/15/15	3,840,200
4,700,000	Santander Drive Auto Receivables
	Trust 2010-3, Ser 2010-3, Class C,
	3.060%, 11/15/17	4,854,268
5,000,000	Santander Drive Auto Receivables
	Trust 2010-B, Ser 2010-B, Class C,
	144a, 3.020%, 10/17/16	5,092,775
431,231	Santander Drive Auto Receivables
	Trust 2011-2, Ser 2011-2, Class
	A2, 1.040%, 4/15/14	431,548
2,530,000	Santander Drive Auto Receivables
	Trust 2011-3, Ser 2011-3, Class C,
	3.090%, 5/15/17	2,602,312
2,231,232	Sierra Receivables Funding Co.
	LLC, Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	2,313,341
6,417,665	Sierra Receivables Funding Co.
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	6,594,222
2,387,820	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class A, 144a,
	1.780%, 6/15/16	2,398,310
195,785	SVO VOI Mortgage Corp., Ser
	2005-AA, Class A, 144a,
	5.250%, 2/20/21	196,124
5,750,000	Tidewater Auto Receivables Trust,
	Ser 2012-AA, Class A2, 144a,
	1.210%, 8/15/15	5,749,914
400,134	Toyota Auto Receivables 2010-C
	Owner Trust, Ser 2010-C, Class
	A3, 0.770%, 4/15/14	400,468
1,750,000	United Auto Credit Securitization
	Trust, Ser 2012-1, Class A2, 144a,
	1.100%, 3/16/15	1,750,536
325,885	Vanderbilt Mortgage Finance, Ser
	2001-C, Class A4, 5.960%, 1/7/27	335,253
1,675,000	Volkswagen Auto Lease Trust, Ser
	2012-A, Class A3,
	0.870%, 7/20/15	1,684,316
1,000,000	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	1,005,861

45

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 23.6% (Continued)
$56,479	Wells Fargo Home Equity Trust, Ser
	2006-1, Class A3,
	0.360%, 5/25/36(A)	$56,427
5,310,506	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	5,350,334
4,700,000	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	4,705,875
	Total Asset-Backed Securities	$135,166,850

	Commercial Mortgage-Backed Securities — 19.8%
1,233,913	Banc of America Commercial
	Mortgage Trust 2006-2, Ser
	2006-2, Class A2,
	5.713%, 5/10/45	1,232,159
7,485,170	Banc of America Commercial
	Mortgage Trust 2007-1, Ser
	2007-1, Class A3,
	5.449%, 1/15/49	7,681,064
845,404	Banc of America Commercial
	Mortgage Trust 2007-5, Ser
	2007-5, Class A2,
	5.434%, 2/10/51	844,341
3,772,000	Banc of America Large Loan Trust
	2007-BMB1, Ser 2007-BMB1,
	Class A2, 144a,
	0.959%, 8/15/29(A)	3,711,233
777,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-4, Class A6,
	4.877%, 7/10/42(A)	816,667
664,290	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-6, Class A3,
	4.512%, 12/10/42	672,081
287,468	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB,
	4.589%, 7/10/43	295,855
2,034,508	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class ASB,
	4.867%, 7/10/45	2,106,088
3,133,000	Banc of America Re-Remic Trust,
	Ser 2012-CLRN, Class B, 144a,
	1.809%, 8/15/29(A)	3,183,181
2,367,000	Banc of America Re-Remic Trust,
	Ser 2012-CLRN, Class C, 144a,
	2.309%, 8/15/29(A)	2,399,478
1,586,249	Bear Stearns Commercial
	Mortgage Securities, Ser
	2000-WF2, Class E,
	8.050%, 10/15/32(A)††	1,647,535
1,499,850	Bear Stearns Commercial
	Mortgage Securities, Ser
	2004-T14, Class A4,
	5.200%, 1/12/41(A)††	1,557,920
244,947	Bear Stearns Commercial
	Mortgage Securities, Ser
	2007-T26, Class A2,
	5.330%, 1/12/45††	244,810
2,200,000	CDC Commercial Mortgage Trust,
	Ser 2002-FX1, Class D,
	6.005%, 5/15/35	2,206,838
3,400,000	COMM 2001-J2A Mortgage Trust,
	Ser 2001-J2A, Class B, 144a,
	6.304%, 7/16/34	3,399,184
3,375,000	COMM 2004-LNB3 Mortgage Trust,
	Ser 2004-LB3A, Class B,
	5.357%, 7/10/37(A)	3,555,654
5,785,000	COMM 2006-FL12 Mortgage Trust,
	Ser 2006-FL12, Class AJ, 144a,
	0.339%, 12/15/20(A)	5,386,390
4,862,801	COMM 2007-FL14 Mortgage Trust,
	Ser 2007-FL14, Class AJ, 144a,
	0.389%, 6/15/22(A)	4,779,953
2,285,642	Commercial Mortgage Asset Trust,
	Ser 1999-C1, Class A4,
	6.975%, 1/17/32(A)	2,295,100
5,700,000	Commercial Mortgage Pass
	Through Certificates, Ser
	2012-FL2, Class A, 144a,
	2.336%, 9/17/29(A)	5,814,838
170,806	Commercial Mortgage
	Pass-Through Certificates Series
	2007-C2, Ser 2007-C2, Class A2,
	5.448%, 1/15/49(A)	172,251
635,480	Commercial Mortgage
	Pass-Through Certificates Series
	2007-C5, Ser 2007-C5, Class A2,
	5.589%, 9/15/40	634,254
647,401	Credit Suisse First Boston
	Mortgage Securities Corp., Ser
	1998-C2, Class D,
	7.130%, 11/15/30	656,575
982,602	Credit Suisse First Boston
	Mortgage Securities Corp., Ser
	2003-C3, Class A5,
	3.936%, 5/15/38	985,561
660,346	Credit Suisse First Boston
	Mortgage Securities Corp., Ser
	2003-C4, Class A4,
	5.137%, 8/15/36(A)	668,171

46

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.8%
	(Continued)
$4,500,000	Credit Suisse First Boston
	Mortgage Securities Corp., Ser
	2003-C4, Class B,
	5.253%, 8/15/36(A)	$4,597,222
538,565	Credit Suisse First Boston
	Mortgage Securities Corp., Ser
	2005-C5, Class A3,
	5.100%, 8/15/38(A)	539,422
2,235,247	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.562%, 7/12/44(A)	2,294,707
1,375,655	GMAC Commercial Mortgage
	Securities, Inc., Ser 1998-C1,
	Class F, 6.894%, 5/15/30(A)	1,378,296
6,139,000	GMAC Commercial Mortgage
	Securities, Inc. Series 2003-C2
	Trust, Ser 2003-C2, Class D,
	5.460%, 5/10/40(A)	6,274,304
149,029	GMAC Commercial Mortgage
	Securities, Inc. Series 2004-C3
	Trust, Ser 2004-C3, Class A4,
	4.547%, 12/10/41	148,952
401,319	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2002-C3, Class B,
	5.146%, 7/12/35(A)	401,226
454,671	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-PM1A, Class A3,
	5.169%, 8/12/40(A)	454,600
378,601	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2004-LN2, Class A1,
	4.475%, 7/15/41	379,459
1,341,476	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	1,374,213
249,411	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP2, Class A3A,
	4.678%, 7/15/42	251,979
2,366,156	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class A3A2,
	4.903%, 10/15/42	2,364,462
64,480	LB Commercial Mortgage Trust
	2007-C3, Ser 2007-C3, Class A2,
	5.840%, 7/15/44(A)	64,587
805,094	LB-UBS Commercial Mortgage
	Trust, Ser 2003-C8, Class A3,
	4.830%, 6/15/13	812,689
559,000	LB-UBS Commercial Mortgage
	Trust, Ser 2004-C2, Class A4,
	4.367%, 3/15/36	578,881
87,735	LB-UBS Commercial Mortgage
	Trust, Ser 2005-C7, Class A2,
	5.103%, 11/15/30	87,783
306,467	LB-UBS Commercial Mortgage
	Trust, Ser 2005-C7, Class AAB,
	5.170%, 11/15/30	318,020
4,500,000	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A2, 144a,
	0.751%, 7/9/21(A)	4,400,672
18,169	Merrill Lynch Mortgage Trust, Ser
	2003-KEY1, Class A3,
	4.893%, 11/12/35	18,192
108,325	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-2, Class A2,
	5.878%, 6/12/46(A)	108,594
3,706,000	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class A3,
	5.364%, 8/12/48	3,827,220
2,938,088	Morgan Stanley Capital I Trust
	2007-IQ15, Ser 2007-IQ15, Class
	A2, 5.842%, 6/11/49(A)	2,986,852
73,657	Morgan Stanley Dean Witter
	Capital I, Ser 2001-TOP3, Class
	A4, 6.390%, 7/15/33	73,857
3,569,568	Morgan Stanley Dean Witter
	Capital I, Ser 2003-HQ2, Class B,
	5.040%, 3/12/35	3,568,590
3,000,000	Morgan Stanley Dean Witter
	Capital I, Ser 2003-HQ2, Class C,
	5.150%, 3/12/35	3,001,212
3,356,302	PNC Mortgage Acceptance Corp.,
	Ser 2001-C1, Class F, 144a,
	7.150%, 3/12/34(A)	3,405,190
302,166	Prudential Commercial Mortgage
	Trust 2003-PWR1, Ser
	2003-PWR1, Class A2,
	4.493%, 2/11/36	302,103
5,000,000	TIAA CMBS I Trust, Ser 2001-C1A,
	Class H, 144a, 5.770%, 6/19/33	5,173,195
1,395,960	Wachovia Bank Commercial
	Mortgage Trust, Ser 2003-C9,
	Class A4, 5.012%, 12/15/35(A)	1,433,584
1,031,643	Wachovia Bank Commercial
	Mortgage Trust, Ser 2004-C11,
	Class A4, 5.030%, 1/15/41	1,032,992
1,948,540	Wachovia Bank Commercial
	Mortgage Trust, Ser 2005-C17,
	Class APB, 5.037%, 3/15/42	1,971,083
905,561	Wachovia Bank Commercial
	Mortgage Trust, Ser 2005-C20,
	Class APB, 5.090%, 7/15/42(A)	908,606

47

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.8%
	(Continued)
$2,216,039	Wachovia Bank Commercial
	Mortgage Trust, Ser 2007-C30,
	Class A3, 5.246%, 12/15/43	$2,262,347
	Total Commercial
	Mortgage-Backed Securities	$113,742,272

	U.S. Government Mortgage-Backed
	Obligations — 15.0%
591,843	FHLMC, Pool #1B1580,
	3.055%, 3/1/34(A)	630,646
296,041	FHLMC, Pool #1B2629,
	2.750%, 11/1/34(A)	315,621
1,165,498	FHLMC, Pool #1B7189,
	3.532%, 3/1/36(A)	1,246,706
427,291	FHLMC, Pool #1G1471,
	2.623%, 1/1/37(A)	455,810
2,117,350	FHLMC, Pool #1H1354,
	5.881%, 11/1/36(A)	2,290,604
233,863	FHLMC, Pool #1H2524,
	2.381%, 8/1/35(A)	248,752
694,324	FHLMC, Pool #1J1813,
	3.050%, 8/1/37(A)	744,494
686,195	FHLMC, Pool #1K1238,
	2.375%, 7/1/36(A)	731,161
462,231	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(A)	497,373
798,940	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(A)	850,660
577,553	FHLMC, Pool #1L1288,
	2.375%, 5/1/36(A)	615,717
556,531	FHLMC, Pool #1Q0080,
	2.795%, 1/1/36(A)	592,178
1,018,362	FHLMC, Pool #1Q0119,
	2.952%, 9/1/36(A)	1,090,649
1,838,707	FHLMC, Pool #1Q0187,
	2.868%, 12/1/36(A)	1,970,364
991,601	FHLMC, Pool #1Q0339,
	2.965%, 4/1/37(A)	1,062,286
442,577	FHLMC, Pool #1Q0669,
	2.774%, 11/1/37(A)	471,407
1,766,117	FHLMC, Pool #1Q1303,
	4.774%, 11/1/36(A)	1,904,531
1,769,882	FHLMC, Pool #781515,
	2.375%, 4/1/34(A)	1,873,236
912,708	FHLMC, Pool #782760,
	6.049%, 11/1/36(A)	988,060
523,982	FHLMC, Pool #847795,
	2.428%, 4/1/35(A)	557,692
387,558	FHLMC, Pool #848088,
	2.372%, 4/1/35(A)	414,912
2,101,956	FHLMC, Pool #848539,
	5.222%, 4/1/37(A)	2,265,378
2,896,203	FHLMC, Pool #848583,
	2.425%, 1/1/36(A)	3,067,157
44,152	FHLMC, Pool #A92646,
	5.500%, 6/1/40	49,504
55,292	FHLMC, Pool #C03505,
	5.500%, 6/1/40	59,807
48,605	FHLMC, Pool #G11072,
	7.500%, 12/1/15	51,447
3,307,514	FHLMC, Pool #G11769,
	5.000%, 10/1/20	3,549,159
2,138,999	FHLMC, Pool #G11773,
	5.000%, 10/1/20	2,295,228
1,030,390	FHLMC, Pool #J10895,
	4.000%, 10/1/19	1,090,947
661,173	FNMA, Pool #254868,
	5.000%, 9/1/33	720,347
17,497	FNMA, Pool #519992,
	7.000%, 10/1/14	18,155
13,701	FNMA, Pool #534851,
	7.500%, 4/1/15	14,360
17,997	FNMA, Pool #535219,
	7.500%, 3/1/15	18,789
450,901	FNMA, Pool #555380,
	2.757%, 4/1/33(A)	480,824
86,906	FNMA, Pool #555646,
	7.500%, 9/1/16	91,608
586,114	FNMA, Pool #679742,
	2.839%, 1/1/40(A)	627,967
156,318	FNMA, Pool #681842,
	2.250%, 2/1/33(A)	166,266
487,325	FNMA, Pool #681898,
	2.250%, 4/1/33(A)	519,830
518,474	FNMA, Pool #725245,
	2.287%, 2/1/34(A)	552,218
2,695,420	FNMA, Pool #725490,
	2.755%, 4/1/34(A)	2,871,205
883,152	FNMA, Pool #735439,
	6.000%, 9/1/19	949,746
303,007	FNMA, Pool #735539,
	2.370%, 4/1/35(A)	321,748
210,950	FNMA, Pool #743207,
	2.602%, 10/1/33(A)	224,076
207,862	FNMA, Pool #745467,
	5.239%, 4/1/36(A)	223,123
462,364	FNMA, Pool #745790,
	4.297%, 8/1/36(A)	493,128
2,383,049	FNMA, Pool #761411,
	4.500%, 5/1/19	2,570,019
291,303	FNMA, Pool #784365,
	2.237%, 5/1/34(A)	308,638
719,524	FNMA, Pool #791978,
	2.267%, 9/1/34(A)	762,837
213,652	FNMA, Pool #804001,
	2.368%, 10/1/34(A)	228,749
423,427	FNMA, Pool #806765,
	2.273%, 11/1/34(A)	449,505
167,523	FNMA, Pool #809897,
	2.740%, 3/1/35(A)	177,579

48

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 15.0% (Continued)
$822,297	FNMA, Pool #810896,
	2.220%, 1/1/35(A)	$872,227
403,389	FNMA, Pool #813170,
	2.575%, 1/1/35(A)	426,746
693,341	FNMA, Pool #813714,
	2.080%, 1/1/35(A)	732,488
3,490,156	FNMA, Pool #813844,
	2.280%, 1/1/35(A)	3,705,694
498,893	FNMA, Pool #820364,
	2.275%, 4/1/35(A)	530,708
2,290,985	FNMA, Pool #825395,
	2.347%, 7/1/35(A)	2,450,146
1,568,244	FNMA, Pool #827787,
	2.239%, 5/1/35(A)	1,666,095
228,185	FNMA, Pool #828480,
	2.855%, 6/1/35(A)	243,126
798,103	FNMA, Pool #839239,
	2.885%, 9/1/35(A)	849,745
261,465	FNMA, Pool #888179,
	2.809%, 2/1/37(A)	279,305
156,928	FNMA, Pool #888548,
	2.386%, 5/1/35(A)	167,135
546,214	FNMA, Pool #889060,
	6.000%, 1/1/38	609,949
456,004	FNMA, Pool #889061,
	6.000%, 1/1/38	511,494
27,597	FNMA, Pool #889382,
	5.500%, 4/1/38	31,364
1,241,469	FNMA, Pool #922674,
	2.937%, 4/1/36(A)	1,330,882
1,569,364	FNMA, Pool #931676,
	5.500%, 1/1/19	1,700,218
273,432	FNMA, Pool #950385,
	1.699%, 8/1/37(A)	292,018
501,047	FNMA, Pool #995284,
	5.500%, 3/1/20	538,127
2,246,323	FNMA, Pool #AA1150,
	4.000%, 4/1/23	2,399,639
562,441	FNMA, Pool #AB1827,
	3.500%, 11/1/20	596,815
1,200,636	FNMA, Pool #AB1981,
	3.500%, 12/1/20	1,277,014
23,889	FNMA, Pool #AD0941,
	5.500%, 4/1/40	27,382
1,943,626	FNMA, Pool #AE0727,
	4.000%, 10/1/20	2,071,803
401,784	FNMA, Pool #AE5441,
	5.000%, 10/1/40	452,810
1,282,844	FNMA, Pool #AI3780,
	3.500%, 8/1/20	1,361,244
562,167	FNMA, Pool #AI6588,
	4.000%, 7/1/26	602,321
491,418	FNMA, Pool #AI8506,
	4.000%, 8/1/26	526,519
532,841	FNMA, Pool #AL0211,
	5.000%, 4/1/41	600,511
2,731,856	FNMA, Pool #AL0478,
	2.843%, 4/1/36(A)	2,913,346
1,037,487	FNMA, Pool #AL0543,
	5.000%, 7/1/41	1,143,957
1,389,203	FNMA, Pool #MA0174,
	4.000%, 9/1/19	1,487,995
794,714	FNMA, Pool #MA0464,
	3.500%, 6/1/20	843,283
916,629	FNMA, Pool #MA0629,
	3.500%, 1/1/21	975,518
3,901,060	FNMA, Pool #MA0740,
	3.500%, 5/1/21	4,147,391
1,028,911	GNMA, Pool #80826,
	1.625%, 2/20/34(A)	1,068,893
637,024	GNMA, Pool #80889,
	1.750%, 4/20/34(A)	666,874
922,856	GNMA, Pool #81016,
	1.750%, 8/20/34(A)	959,025
	Total U.S. Government
	Mortgage-Backed Obligations	$85,832,010

	Non-Agency Collateralized Mortgage
	Obligations — 3.3%
446,959	American Home Mortgage
	Investment Trust, Ser 2005-2,
	Class 5A3, 5.077%, 9/25/35	455,063
913,100	Bear Stearns ARM Trust 2004-1, Ser
	2004-1, Class 13A3,
	3.080%, 4/25/34(A)††	894,171
544,675	Bear Stearns Asset Backed
	Securities Trust, Ser 2003-AC7,
	Class A2, 5.750%, 1/25/34††	566,512
70,648	Credit Suisse First Boston
	Mortgage Securities Corp., Ser
	2005-3, Class 3A30,
	5.500%, 7/25/35	70,824
638,049	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S1, Class 2A,
	144a, 3.250%, 4/25/38	674,936
68,122	JP Morgan Alternative Loan Trust,
	Ser 2006-S2, Class A2,
	5.810%, 5/25/36	68,036
96,951	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 5A1,
	4.295%, 4/25/35(A)	98,200
273,157	JP Morgan Mortgage Trust, Ser
	2005-A3, Class 11A1,
	4.461%, 6/25/35(A)	274,990
436,261	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	5.363%, 6/25/36(A)	427,840

49

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 3.3% (Continued)
$680,544	Merrill Lynch Mortgage Investors
	Trust Series MLCC 2004-1, Ser
	2004-1, Class 1A,
	2.446%, 12/25/34(A)	$672,129
51,774	Merrill Lynch Mortgage Investors,
	Inc., Ser 2003-A1, Class 2A,
	2.501%, 12/25/32(A)	53,397
812,063	PHH Mortgage Capital LLC, Ser
	2008-CIM2, Class 5A1,
	6.000%, 7/25/38	872,939
840,902	Provident Funding Mortgage Loan
	Trust 2005-2, Ser 2005-2, Class
	2A1A, 2.940%, 10/25/35(A)	832,245
481,240	RALI Trust, Ser 2003-QS10, Class
	A7, 5.500%, 5/25/33	502,409
1,837,405	RFMSI Trust, Ser 2007-SA1, Class
	1A1, 3.363%, 2/25/37(A)	1,547,031
4,103,274	Springleaf Mortgage Loan Trust,
	Ser 2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	4,226,783
3,844,927	Springleaf Mortgage Loan Trust,
	Ser 2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	3,866,555
175,219	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-13,
	Class A5, 4.500%, 11/25/18	175,887
511,537	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G,
	Class A1, 4.100%, 6/25/33(A)	518,759
1,455,799	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M,
	Class A1, 4.680%, 12/25/33(A)	1,503,060
444,911	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-3,
	Class A1, 4.750%, 4/25/19	457,576
	Total Non-Agency Collateralized
	Mortgage Obligations	$18,759,342

	Municipal Bonds — 3.2%

	Louisiana — 0.1%
377,552	LA St Local Govt Envrnm, Ell
	Tranche A 1, 1.110%, 2/1/16	378,798

	Massachusetts — 0.2%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Pj Ser B,
	2.125%, 12/1/29	997,050

	New Mexico — 0.1%
740,000	NM St Edl Assistan, Libor Fltg Ser A
	2, 1.023%, 12/1/28(A)	740,222

	Ohio — 0.5%
500,000	American Muni Pwr-Ohio, Inc. OH,
	Hydroelec Pjs Ser A, 3.944%,
	2/15/15	522,839
950,000	Columbus OH, Recovery Zone
	Economic Dev Tax, LTGO,
	2.890%, 6/1/15	990,536
1,510,000	Medina Co OH IDR, Adj Mack Inds
	Proj, (LOC: JP Morgan Chase
	Bank NA), 0.300%, 7/1/16	1,510,000
		3,023,375

	Pennsylvania — 0.4%
2,500,000	PA St Econ Dev Fing, Waste Mgmt
	Proj, 1.750%, 12/1/33	2,492,950

	South Carolina — 0.9%
5,000,000	SC St Public Svc A, Ser A, 0.714%,
	7/1/13(A)	5,006,850

	Texas — 1.0%
2,250,000	N TX Tollway Auth Rev, BANS Spl
	Pjs A, Revenue Notes, 2.441%,
	9/1/13	2,279,250
625,000	TX St, Amt Ref College Student Ln
	B, UTGO, 5.000%, 8/1/14	667,119
1,000,000	TX St Muni Gas Acquisition,
	5.000%, 12/15/14	1,073,320
1,500,000	TX St Muni Gas Acquisition,
	5.000%, 12/15/15	1,645,785
		5,665,474
	Total Municipal Bonds	$18,304,719

	Agency Collateralized Mortgage
	Obligations — 2.7%
142,031	Fannie Mae REMIC Trust 2001-W4,
	Ser 2001-W4, Class AF5,
	6.114%, 2/25/32	149,416
155,456	FHLMC REMIC, Ser 2571 Class FN,
	0.859%, 8/15/32(A)	155,565
22,671	FHLMC REMIC, Ser 2575 Class LM,
	4.500%, 5/15/32	22,716
281,876	FHLMC REMIC, Ser 2639 Class JE,
	5.000%, 1/15/32	284,278
1,281,497	FHLMC REMIC, Ser 2770 Class FH,
	0.609%, 3/15/34(A)	1,286,438
1,277,239	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	1,317,331
226,963	FHLMC REMIC, Ser 2904 Class CA,
	5.000%, 4/15/19	232,160
406,661	FHLMC REMIC, Ser 2977 Class NY,
	5.500%, 5/15/33	415,227
635,729	FHLMC REMIC, Ser 3010 Class WA,
	4.500%, 3/15/19	645,522
200,427	FHLMC REMIC, Ser 3104 Class BA,
	5.500%, 6/15/24	204,163
824,322	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	869,346

50

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 2.7% (Continued)
$541,415	FNMA REMIC, Ser 2003-119, Class
	PU, 4.000%, 11/25/33	$565,942
254,742	FNMA REMIC, Ser 2003-33, Class
	AM, 4.250%, 5/25/33	282,817
1,315,272	FNMA REMIC, Ser 2003-81, Class
	FE, 0.710%, 9/25/33(A)	1,324,860
99,890	FNMA REMIC, Ser 2004-96, Class LF,
	1.210%, 12/25/34(A)	99,980
63,334	FNMA REMIC, Ser 2005-83, Class TJ,
	5.000%, 7/25/31	63,293
337,818	FNMA REMIC, Ser 2005-88, Class
	PC, 5.000%, 4/25/31	338,024
928,522	FNMA REMIC, Ser 2008-35, Class
	IO, 4.500%, 4/25/23	57,915
2,995,064	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	3,068,123
996,814	FNMA REMIC, Ser 2010-54, Class
	NA, 4.500%, 10/25/39	1,019,328
852,731	FNMA REMIC, Ser 2011-52, Class
	AH, 2.750%, 10/25/18	880,494
1,111,216	Freddie Mac Reference REMIC, Ser
	R004 Class VG, 6.000%, 8/15/21	1,128,449
1,314,805	GNMA, Ser 2010-18, Class A,
	3.100%, 12/16/50	1,372,841
	Total Agency Collateralized
	Mortgage Obligations	$15,784,228

	U.S. Government Agency Obligations — 0.9%
2,000,000	Overseas Private Investment Corp.,
	0.000%, 11/18/13	2,028,780
2,975,000	Overseas Private Investment Corp.,
	0.170%,(A)	2,975,000
	Total U.S. Government Agency
	Obligations	$5,003,780

	Commercial Paper — 3.3%
3,000,000	Daimna 03 04 13	2,998,142
2,250,000	Dcp Midstream LLC Disc 2 12 13	2,249,124
7,000,000	Spectra	6,996,606
7,000,000	WFTCPP	6,999,632
	Total Commercial Paper	$19,243,504

Shares

	Investment Fund — 3.2%
18,426,089	Touchstone Institutional Money
	Market Fund^	$18,426,089

Total Investment Securities —99.8%
(Cost $570,932,372)	$572,431,674

Other Assets in Excess of
Liabilities — 0.2%	1,014,641

Net Assets — 100.0%	$573,446,315

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

LTD - Limited Liability Company

MTN -Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $154,940,081 or 27.02% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

51

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$142,168,880	$—	$142,168,880
Asset-Backed
Securities	—	135,166,850	—	135,166,850
Commercial
Mortgage-Backed
Securities	—	113,742,272	—	113,742,272
U.S.
Government
Mortgage-Backed
Obligations	—	85,832,010	—	85,832,010
Non-Agency
Collateralized
Mortgage
Obligations	—	18,759,342	—	18,759,342
Municipal
Bonds	—	18,304,719	—	18,304,719
Agency
Collateralized
Mortgage
Obligations	—	15,784,228	—	15,784,228
U.S.
Government
Agency
Obligations	—	5,003,780	—	5,003,780
Commercial
Paper	—	19,243,504	—	19,243,504
Investment
Fund	18,426,089	—	—	18,426,089
				$572,431,674

See accompanying Notes to Portfolio of Investments.

52

Notes to Portfolios of Investments

December 31, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. There were no material Level 3 securities for the Funds as of December 31, 2012.

All transfers are recognized at value at the end of the period. During the period ended December 31, 2012, there were no significant transfers between Levels 1, 2 and 3 except as shown in the Portfolio of Investments for Emerging Markets Equity Fund, Global Equity Fund, Global Real Estate Fund and Merger Arbitrage Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular

53

Notes to Portfolios of Investments (Continued)

trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the losing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

New accounting pronoucements— In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transitions eligible for offsets in the statements of assets and liabilities as well as instruments and transitions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2001-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosure.

Securties sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A fund would realize a gain if the price of the security declines between those dates.

54

Notes to Portfolios of Investments (Continued)

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2012, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$23,922,633	$24,575,190
Focused Equity Fund	5,228,306	5,257,537
Global Equity Fund	806,600	1,193,095
Global Real Estate Fund	309,655	322,857
Mid Cap Fund	6,947,509	6,968,279
Mid Cap Value Fund	1,762,631	1,770,015
Sands Capital Select Growth Fund	167,314,177	168,082,202
Small Cap Core Fund	71,242,471	71,164,810
Small Cap Value Fund	2,878,713	2,933,961

55

Notes to Portfolios of Investments (Continued)

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security, including the risk of a price and yield fluctuations, and takes such fluctuations into account when determining net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$548,342,548	$68,057,527	$(34,370,290)	$33,687,237
Focused Equity Fund	120,832,923	9,164,760	(6,039,332)	3,125,428
Global Equity Fund	25,447,226	1,434,909	(866,414)	568,495
Global Real Estate Fund	21,399,144	1,692,631	(120,287)	1,572,344
Intermediate Fixed Income Fund	29,872,989	1,133,213	(473,654)	659,559
Large Cap Relative Value Fund	33,254,575	929,134	(1,510,892)	(581,758)
Market Neutral Equity Fund	35,138,331	4,767,223	(1,057,743)	3,709,480
Merger Arbitrage Fund	394,625,133	9,306,871	(6,177,702)	3,129,169
Mid Cap Fund	64,290,339	9,705,253	(1,400,786)	8,304,467
Mid Cap Value	103,127,627	9,186,354	(1,987,999)	7,198,355
Premium Yield Equity Fund	110,136,838	12,619,879	(2,484,379)	10,135,500
Sands Capital Select Growth Fund	3,026,801,093	730,361,535	(32,125,619)	698,235,916
Short Duration Fixed Income Fund	90,750,996	889,960	(244,223)	645,737
Small Cap Core Fund	555,759,007	87,475,332	(10,065,505)	77,409,827
Small Cap Value Fund	36,290,924	2,567,919	(1,298,915)	1,269,004
Total Return Bond Fund	160,682,224	5,199,640	(250,924)	4,948,716
Ultra Short Duration Fixed Income Fund	570,932,372	3,774,117	(2,274,815)	1,499,302

56

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/27/13

* Print the name and title of each signing officer under his or her signature.